UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   --------

                                  FORM N-CSRS
                                   --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI Institutional International Trust
               (Exact name of registrant as specified in charter)
                                   --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                 DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                 DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.



[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS


                             Semi-Annual Report as of March 31, 2005 (Unaudited)


                                           SEI Institutional International Trust


                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

TABLE OF CONTENTS

---------------------------------------------------------------------

Schedules of Investments                                            1
---------------------------------------------------------------------
Statements of Assets and Liabilities                               27
---------------------------------------------------------------------
Statements of Operations                                           28
---------------------------------------------------------------------
Statements of Changes in Net Assets                                29
---------------------------------------------------------------------
Financial Highlights                                               31
---------------------------------------------------------------------
Notes to Financial Statements                                      32
---------------------------------------------------------------------
Disclosure of Fund Expenses                                        39
---------------------------------------------------------------------
Board of Trustees Considerations in
   Approving the Funds' Investment Advisory
   and Sub-Advisory Agreements                                     40
---------------------------------------------------------------------
Shareholder Voting Results                                         43
---------------------------------------------------------------------











The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND

March 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

27.2%   Financials
12.6%   Telecommunication Services
 9.4%   Industrials
 8.7%   Consumer Discretionary
 8.2%   Cash Equivalents
 8.0%   Consumer Staples
 7.9%   Energy
 6.8%   Healthcare
 5.2%   Basic Materials
 3.1%   Information Technology
 2.9%   Utilities

*Percentages based on total investments.

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
AUSTRALIA -- 2.5%
   Alumina                                             151,662    $         691
   Amcor                                               241,700            1,339
   Australia & New Zealand Banking Group                67,956            1,084
   BHP Billiton                                      1,978,900           27,355
   BlueScope Steel                                     225,000            1,514
   Brambles Industries                                 166,105            1,021
   Foster's Group                                      314,425            1,248
   Insurance Australia Group                           335,081            1,643
   National Australia Bank                             402,800            8,833
   Newcrest Mining                                     662,920            8,928
   Promina Group                                       365,800            1,398
   Qantas Airways                                      498,387            1,369
   QBE Insurance Group                                 870,244           10,024
   Rinker Group                                        295,575            2,469
   Telstra                                             924,834            3,641
   Wesfarmers                                           53,500            1,645
   Woolworths                                          149,500            1,856
                                                                  -------------
                                                                         76,058
                                                                  -------------

AUSTRIA -- 0.7%
   Erste Bank der Oesterreichischen
     Sparkassen                                         44,800            2,349
   OMV                                                  54,300            5,766
   Telekom Austria                                     609,782           11,967
                                                                  -------------
                                                                         20,082
                                                                  -------------

BELGIUM -- 1.0%
   Belgacom                                             16,500              684
   Delhaize Group                                       76,500            5,254
   Fortis*                                             201,450            5,763
   InBev                                               236,650            8,307
   KBC Groupe                                          121,900           10,306
   UCB                                                  26,521            1,287
                                                                  -------------
                                                                         31,601
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
BERMUDA -- 0.3%
   Tyco International                                  243,300    $       8,224
                                                                  -------------

BRAZIL -- 0.1%
   Cia de Saneamento Basico do Estado
     de Sao Paulo                                   12,120,000              602
   Cia Vale do Rio Doce ADR*                            23,000              727
   Gerdau ADR*                                          61,500            1,015
   Uniao de Bancos Brasileiros GDR                      45,700            1,571
                                                                  -------------
                                                                          3,915
                                                                  -------------

CANADA -- 2.2%
   Abitibi-Consolidated                                193,100              894
   Alcan (A)                                           210,800            8,015
   Bank of Nova Scotia (A)                             213,600            6,983
   Cameco (A)                                           72,900            3,228
   Falconbridge                                          5,600              201
   Great-West Lifeco (A)                                32,600              717
   Inco*                                                98,300            3,912
   Manulife Financial (A)                              112,100            5,351
   Noranda                                              21,600              434
   Novelis (A)*                                          5,259              115
   PetroKazakhstan, Cl A*                              139,200            5,592
   Potash Saskatchewan                                  67,000            5,877
   Research In Motion*                                  89,300            6,824
   Rogers Communications, Cl B                         164,700            4,483
   Royal Bank of Canada (A)                            101,977            6,200
   TELUS (A)                                            84,800            2,609
   Thomson (A)                                         102,800            3,447
                                                                  -------------
                                                                         64,882
                                                                  -------------

CHINA -- 0.0%
   China Petroleum & Chemical                        2,176,000              879
                                                                  -------------

DENMARK -- 0.6%
   Danske Bank (A)                                     110,300            3,208
   Novo-Nordisk, Cl B*                                 203,400           11,355
   TDC (A)*                                             79,600            3,364
                                                                  -------------
                                                                         17,927
                                                                  -------------

FINLAND -- 0.5%
   Fortum                                              341,300            6,662
   Nokia                                               456,176            7,091
   UPM-Kymmene                                          50,100            1,114
                                                                  -------------
                                                                         14,867
                                                                  -------------

FRANCE -- 10.8%
   Accor                                                72,200            3,543
   Air Liquide                                          26,015            4,798
   Assurances Generales de France                      215,450           16,968


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005    1

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

March 31, 2005
-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   AXA                                                 694,400    $      18,546
   BNP Paribas                                         257,113           18,262
   Bouygues                                            430,200           17,097
   Carrefour                                            29,600            1,575
   Cie Generale D'Optique Essilor
     International                                      24,100            1,746
   Credit Agricole                                      76,363            2,081
   Dassault Systemes                                   230,000           10,881
   France Telecom                                    1,127,474           33,849
   Groupe Danone                                       206,800           20,628
   L'Oreal                                              34,700            2,785
   Lafarge                                              18,800            1,825
   Lagardere S.C.A.                                    128,800            9,776
   Michelin (C.G.D.E.), Cl B                            21,600            1,423
   Publicis Groupe                                     245,800            7,565
   Renault                                              75,800            6,788
   Sanofi-Aventis                                      698,539           59,053
   Schneider Electric                                   84,100            6,607
   Societe Generale                                    128,525           13,388
   Total                                               187,603           44,009
   Vinci                                                64,150            9,271
   Vivendi Universal*                                  372,800           11,449
                                                                  -------------
                                                                        323,913
                                                                  -------------
GERMANY -- 6.6%
   Allianz                                              35,900            4,570
   BASF                                                200,200           14,230
   Bayer                                               157,045            5,199
   Bayerische Hypo-und Vereinsbank*                    752,600           18,457
   Bayerische Motoren Werke                            179,213            8,164
   Celesio                                              41,850            3,430
   Continental                                         136,400           10,606
   DaimlerChrysler                                     240,200           10,779
   Deutsche Bank                                        27,800            2,405
   Deutsche Boerse                                      46,300            3,490
   Deutsche Telekom (A)*                               839,512           16,803
   E.ON                                                135,300           11,639
   HeidelbergCement                                     42,300            2,668
   HeidelbergCement New                                  3,253              202
   Hypo Real Estate Holding*                            86,750            3,625
   Infineon Technologies*                              819,486            7,881
   Lanxess                                                 830               17
   Linde                                                70,423            4,851
   MAN (A)                                              98,000            4,394
   Merck KGaA                                           47,200            3,374
   Muenchener Rueckversicherungs (A)                    75,983            9,178
   SAP                                                  84,000           13,571
   SAP ADR                                               4,900              196
   Siemens                                             401,254           31,837
   ThyssenKrupp                                         79,000            1,631
   TUI                                                  58,700            1,554
   Volkswagen (A)                                      104,800            5,001
                                                                  -------------
                                                                        199,752
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
HONG KONG -- 0.9%
   China Mobile                                      3,176,500    $      10,386
   CNOOC                                            13,933,500            7,503
   Esprit Holdings                                     144,500              987
   Hang Lung Group                                     320,000              560
   Hang Lung Properties                                947,000            1,372
   Hang Seng Bank                                       97,600            1,295
   Li & Fung                                         1,400,000            2,549
   Sun Hung Kai Properties                              49,000              444
   Swire Pacific, Cl A                                 151,300            1,198
                                                                  -------------
                                                                         26,294
                                                                  -------------

HUNGARY -- 0.0%
   Mol Magyar Olaj- es Gazipari                         13,000            1,049
                                                                  -------------

INDIA -- 0.1%
   ICICI Bank                                          180,000            1,620
   Infosys Technologies ADR*                            24,200            1,784
   Punjab National Bank                                 90,000              811
                                                                  -------------
                                                                          4,215
                                                                  -------------

IRELAND -- 0.4%
   Anglo Irish Bank                                    218,850            5,490
   CRH                                                 132,057            3,470
   Depfa Bank                                          237,000            3,758
                                                                  -------------
                                                                         12,718
                                                                  -------------

ISRAEL -- 0.0%
   Bank Hapoalim                                       445,000            1,498
                                                                  -------------

ITALY -- 3.7%
   Banca Popolare di Milano                            443,850            4,254
   Enel                                              1,574,900           15,105
   ENI - Ente Nazionale Idrocarburi                  1,361,965           35,455
   Mediaset                                            512,100            7,388
   Sanpaolo IMI                                        954,500           14,985
   Telecom Italia                                    1,859,710            7,070
   Telecom Italia RNC                                5,191,190           16,276
   UniCredito Italiano                               1,599,686            9,418
                                                                  -------------
                                                                        109,951
                                                                  -------------

JAPAN -- 21.2%
   Advantest (A)                                        42,100            3,235
   Aeon                                                328,800            5,567
   Aiful                                                46,350            3,718
   Aiful - When Issued                                  23,175            1,820
   Asatsu-DK                                            69,300            2,222
   Bank of Yokohama                                    805,000            4,922
   Bridgestone                                          58,000            1,069
   Canon (A)                                           748,382           40,232
   Central Japan Railway (A)                               150            1,287


--------------------------------------------------------------------------------
2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Chubu Electric Power (A)                             37,700    $         908
   Dai Nippon Printing (A)                           1,003,000           16,401
   Daito Trust Construction (A)                         59,000            2,482
   Daiwa House Industry                                195,000            2,246
   Daiwa Securities Group                              143,000              944
   eAccess (A)*                                          4,710            4,007
   East Japan Railway (A)                                  976            5,256
   Fanuc (A)                                            71,100            4,460
   Fast Retailing                                       49,700            3,016
   Fuji Photo Film                                     460,300           16,870
   Furukawa Electric (A)*                              260,000            1,193
   Hirose Electric                                      36,300            3,716
   Hitachi (A)                                       3,616,900           22,521
   Honda Motor (A)                                     150,200            7,541
   Hoya (A)                                             17,000            1,875
   Index (A)                                             1,645            3,968
   Isetan                                              237,700            3,105
   Ito-Yokado                                          278,000           11,124
   Itochu*                                             765,000            3,862
   Japan Airlines (A)*                                 261,000              764
   Japan Tobacco (A)                                       283            3,149
   JFE Holdings (A)                                    171,000            4,780
   Kansai Electric Power (A)                           743,300           14,941
   Kao (A)                                             491,000           11,316
   Kobe Steel                                          730,000            1,290
   Komatsu (A)                                       2,851,000           21,484
   Konica Minolta Holdings                              25,000              253
   Kyocera (A)                                         239,500           17,129
   Lawson                                              117,200            4,317
   Matsushita Electric Industrial (A)                1,156,000           17,076
   Millea Holdings                                       1,784           26,019
   Mitsubishi (A)                                      335,700            4,359
   Mitsubishi Electric                                 155,000              804
   Mitsubishi Estate (A)                             1,218,900           14,199
   Mitsubishi Tokyo Financial Group (A)                  1,360           11,825
   Mitsui (A)                                          173,000            1,600
   Mitsui Fudosan (A)                                  161,000            1,895
   Mitsui OSK Lines                                  1,092,000            7,034
   Mitsui Sumitomo Insurance (A)                       771,000            7,086
   Mizuho Financial Group (A)                              514            2,436
   Murata Manufacturing                                 37,900            2,037
   NEC (A)                                           2,173,000           13,165
   Nidec (A)                                            22,500            2,808
   Nikon (A)                                           150,000            1,729
   Nintendo (A)                                         15,000            1,641
   Nippon Electric Glass                               204,000            2,947
   Nippon Meat Packers                                 226,000            2,871
   Nippon Telegraph & Telephone                          1,796            7,875
   Nissan Motor (A)                                  2,280,800           23,435
   Nitto Denko                                          36,400            1,913
   Nomura Holdings                                     530,000            7,433
   NTT DoCoMo                                            4,629            7,790
   OJI Paper (A)                                        76,000              428

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Oriental Land                                       155,800    $      10,196
   ORIX (A)                                            171,900           21,970
   Osaka Gas (A)                                     1,436,000            4,430
   Promise (A)                                          94,550            6,480
   Ricoh                                               140,000            2,408
   Rohm                                                 80,700            7,809
   Sankyo (A)                                          189,400            4,002
   Sega Sammy Holdings*                                 42,700            2,603
   Sekisui House                                       255,000            2,730
   Shimamura                                            17,300            1,328
   Shionogi (A)                                        115,000            1,589
   SMC                                                  34,000            3,856
   Softbank (A)                                         44,600            1,843
   Sompo Japan Insurance (A)                           147,000            1,538
   Sony (A)                                            472,600           18,867
   Sumitomo (A)                                        602,000            5,172
   Sumitomo Chemical (A)                               423,000            2,096
   Sumitomo Forestry (A)                               141,000            1,395
   Sumitomo Heavy Industries*                          358,000            1,412
   Sumitomo Mitsui Financial Group (A)                   4,067           27,605
   Suzuki Motor (A)                                    308,700            5,536
   T&D Holdings                                         14,200              724
   Takeda Pharmaceutical (A)                            80,700            3,855
   Tanabe Seiyaku (A)                                  119,000            1,188
   TDK (A)                                              18,400            1,263
   Tohoku Electric Power                                29,700              552
   Tokyo Electric Power (A)                            168,000            4,084
   Tokyo Electron (A)                                   84,800            4,844
   Tokyo Gas (A)                                     2,641,000           10,667
   Toyota Motor (A)                                    245,300            9,151
   Trend Micro                                         140,200            6,043
   UFJ Holdings*                                         2,676           14,111
   Uni-Charm                                            31,500            1,417
   Yahoo! Japan (A)*                                       276              648
   Yahoo! Japan - When Issued*                             276              650
   Yamada Denki (A)                                     51,000            2,680
   Yamanouchi Pharmaceutical (A)                       269,100            9,133
   Yamato Transport (A)                                257,800            3,697
                                                                  -------------
                                                                        638,967
                                                                  -------------

LUXEMBOURG -- 0.4%
   Arcelor*                                            368,000            8,432
   SES GLOBAL FDR                                      291,700            3,746
                                                                  -------------
                                                                         12,178
                                                                  -------------

MEXICO -- 0.7%
   America Movil, Ser L ADR                            276,050           14,244
   Fomento Economico Mexicano ADR                       99,750            5,342
                                                                  -------------
                                                                         19,586
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005    3

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


INTERNATIONAL EQUITY FUND (Continued)

March 31, 2005
-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
NETHERLANDS -- 6.8%
   ABN AMRO Holding                                  1,372,142    $      34,132
   Aegon                                               386,230            5,225
   Akzo Nobel                                          143,674            6,577
   CSM                                                 135,413            4,174
   Euronext                                             43,500            1,552
   Heineken                                            184,181            6,398
   Heineken Holding, Cl A                              111,562            3,455
   ING Groep                                         1,061,844           32,155
   Koninklijke Ahold                                   151,600            1,273
   Reed Elsevier                                        68,700            1,038
   Royal Dutch Petroleum                               808,258           48,447
   Royal Dutch Petroleum
     (New York Shares)                                  28,000            1,681
   Royal KPN                                         1,473,517           13,214
   Royal Numico                                         66,600            2,732
   TPG                                                 392,500           11,197
   Unilever                                            392,344           26,770
   VNU                                                 129,467            3,786
                                                                  -------------
                                                                        203,806
                                                                  -------------

NEW ZEALAND -- 0.4%
   Telecom                                           2,619,489           11,317
                                                                  -------------

NORWAY -- 1.2%
   DNB                                                 200,000            2,051
   Norsk Hydro                                         228,700           18,942
   Norske Skogindustrier                                34,600              693
   Statoil                                             360,100            6,159
   Tandberg                                            642,900            6,745
   Yara International*                                  41,300              630
                                                                  -------------
                                                                         35,220
                                                                  -------------

PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone*                  33,800              852
                                                                  -------------

PORTUGAL -- 0.3%
   Portugal Telecom                                    659,900            7,753
                                                                  -------------

SINGAPORE -- 0.6%
   Flextronics International*                          257,000            3,094
   Singapore Telecommunications                      6,691,716           10,468
   United Overseas Bank                                361,000            3,152
                                                                  -------------
                                                                         16,714
                                                                  -------------

SOUTH AFRICA -- 0.4%
   ABSA Group                                          188,100            2,279
   Sanlam                                              828,200            1,615
   Sasol                                               377,350            8,806
   Telkom                                               60,230            1,040
                                                                  -------------
                                                                         13,740
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
SOUTH KOREA -- 1.4%
   Honam Petrochemical                                  12,100    $         619
   Hyundai Motor                                        34,600            1,874
   Industrial Bank of Korea                             88,000              762
   INI Steel                                            61,480              987
   Kookmin Bank*                                        18,900              844
   Nong Shim                                             2,600              742
   POSCO                                                 8,800            1,742
   Samsung Electronics                                   5,720            2,828
   Samsung Electronics GDR (2) (A)                      96,103           23,785
   Shinhan Financial Group                             248,490            6,656
                                                                  -------------
                                                                         40,839
                                                                  -------------

SPAIN -- 4.4%
   ACS Actividades (A)                                 343,700            8,532
   Altadis                                              55,600            2,280
   Banco Bilbao Vizcaya Argentaria                   1,163,500           18,992
   Banco Santander Central Hispano (A)               1,626,300           19,847
   Endesa                                              158,900            3,583
   Iberdrola                                            92,800            2,434
   Inditex                                             127,639            3,827
   Repsol                                            1,056,900           28,049
   Telefonica                                        2,542,849           44,416
                                                                  -------------
                                                                        131,960
                                                                  -------------

SWEDEN -- 1.9%
   Alfa Laval                                          212,400            3,498
   Atlas Copco, Cl A                                    30,600            1,471
   Nordea                                              684,507            6,949
   Sandvik                                              37,100            1,549
   SKF, Cl B                                           108,623            5,097
   Svenska Cellulosa, Cl B                             152,900            5,785
   Telefonaktiebolaget LM Ericsson ADR*                222,250            6,268
   Telefonaktiebolaget LM Ericsson, Cl B             1,280,000            3,616
   Volvo, Cl B                                         495,000           21,963
                                                                  -------------
                                                                         56,196
                                                                  -------------

SWITZERLAND -- 7.5%
   Adecco                                               26,691            1,471
   Compagnie Financiere Richemont, Cl A                241,097            7,596
   Credit Suisse Group (A)*                            375,753           16,188
   Geberit                                                 306              225
   Holcim (A)                                          316,606           19,537
   Micronas Semiconductor Holdings*                     21,900              917
   Nestle                                              150,193           41,237
   Novartis                                          1,005,900           47,092
   Roche Holding                                       114,299           12,294
   Serono, Cl B                                          2,260            1,646
   SGS (A)                                               7,440            5,381
   STMicroelectronics                                   96,900            1,617


--------------------------------------------------------------------------------
4    SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Swiss Reinsurance                                    82,301    $       5,914
   Swisscom                                             12,229            4,499
   Syngenta                                             32,732            3,430
   Synthes*                                             16,900            1,886
   UBS                                                 540,337           45,788
   Xstrata                                             440,000            8,397
                                                                  -------------
                                                                        225,115
                                                                  -------------

TAIWAN -- 0.5%
   Chunghwa Telecom ADR                                265,505            5,626
   Compal Electronics                                1,200,000            1,095
   Far EasTone Telecommunications GDR                   33,600              638
   HON HAI Precision Industry GDR (A)                  163,300            1,440
   Taiwan Semiconductor Manufacturing                  946,000            1,547
   Taiwan Semiconductor Manufacturing
     ADR (A)                                           471,598            3,999
                                                                  -------------
                                                                         14,345
                                                                  -------------

THAILAND -- 0.0%
   PTT                                                 199,200              983
                                                                  -------------

TURKEY -- 0.0%
   Ford Otomotiv Sanayi                                125,661              949
                                                                  -------------

UNITED KINGDOM -- 19.0%
   Allied Domecq                                     1,637,575           16,508
   ARM Holdings                                        329,600              656
   AstraZeneca                                         195,365            7,701
   AstraZeneca (SEK)                                   204,786            8,127
   Aviva                                               487,223            5,846
   BAA                                                 259,546            2,862
   Barclays                                          2,525,422           25,817
   BG Group                                            180,300            1,401
   BHP Billiton                                      1,722,612           23,143
   BOC Group                                           540,135           10,400
   BP                                                5,041,849           52,256
   Bradford & Bingley                                  235,500            1,368
   Brambles Industries                                 169,900              973
   British American Tobacco                            547,739            9,657
   British Land                                         49,400              751
   BT Group                                          1,998,500            7,760
   Bunzl                                               535,282            5,229
   Cadbury Schweppes                                 2,338,740           23,444
   Carnival                                             95,600            5,250
   Centrica                                            570,960            2,490
   Diageo                                              239,800            3,380
   GlaxoSmithKline                                   1,493,212           34,226
   GUS                                                 816,008           14,047
   Hanson                                              120,100            1,136
   Hays                                              3,194,706            8,029
   HBOS                                                906,000           14,124

-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   HSBC Holdings                                     1,512,801    $      23,926
   Imperial Tobacco Group                              750,158           19,689
   Intercontinental Hotels Group                       226,875            2,647
   ITV                                               1,729,944            4,168
   J Sainsbury*                                        600,500            3,282
   Lloyds TSB Group                                    296,200            2,675
   Mitchells & Butlers                                 297,600            1,937
   National Grid Transco                             2,286,918           21,186
   Next                                                 43,000            1,294
   O2                                                3,351,950            7,553
   Pearson                                             633,600            7,722
   Persimmon                                           259,100            3,699
   Punch Taverns                                       266,800            3,469
   Reckitt Benckiser                                   736,845           23,419
   Reed Elsevier                                     2,139,753           22,177
   Rio Tinto                                           329,000           10,637
   Rolls-Royce Group*                                1,169,637            5,393
   Rolls-Royce Group, Cl B*                         57,380,200              111
   Royal & Sun Alliance Insurance Group              1,000,000            1,483
   Royal Bank of Scotland Group                        794,310           25,276
   Shell Transport & Trading                           614,100            5,512
   Signet Group*                                     3,811,400            7,742
   Smiths Group                                          9,140              147
   Standard Chartered                                  271,500            4,884
   Tate & Lyle                                         225,000            2,260
   Taylor Woodrow                                      190,000            1,099
   Trinity Mirror                                      115,500            1,530
   Unilever                                            680,900            6,729
   Vodafone Group                                   19,830,782           52,649
   Whitbread                                           249,000            4,383
   Wimpey George                                       404,100            3,360
   Wolseley                                            178,351            3,734
                                                                  -------------
                                                                        572,353
                                                                  -------------

Total Common Stock
(Cost $2,358,194) ($ Thousands)                                       2,920,698
                                                                  -------------

CORPORATE OBLIGATIONS (2) (B) (C) -- 5.2%
   Leek Finance, Ser 14A, Cl A1
        2.850%, 12/21/05                          $     21,831           21,831
   Liberty Lighthouse US Capital
        2.940%, 05/13/05                                15,000           15,003
   Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        2.920%, 05/18/05                                28,590           28,590
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM1
        2.900%, 04/25/05                                20,878           20,878
   Sigma Finance
        3.040%, 06/03/05                                25,000           25,000


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005    5

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL EQUITY FUND (Concluded)

March 31, 2005
-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Wachovia Asset Securization,
     Ser 2004-HM1A, Cl A
        2.840%, 04/25/04                          $     20,000    $      20,000
   Whistlejacket Capital Funding
        3.045%, 05/16/05                                25,000           25,000
                                                                  -------------
Total Corporate Obligations
   (Cost $156,302) ($ Thousands)                                        156,302
                                                                  -------------

COMMERCIAL PAPER (B) (D) -- 3.1%
   ASAP Funding
        2.800%, 04/08/05                                20,000           19,989
   Bavaria TRR
        2.820%, 04/11/05                                13,468           13,458
   Broadhollow Funding
        2.875%, 04/05/05                                20,000           19,994
   Mitten RFC
        2.800%, 04/01/05                                20,000           20,000
   Park Sienna
        2.875%, 04/07/05                                20,000           19,990
                                                                  -------------
Total Commercial Paper
   (Cost $93,431) ($ Thousands)                                          93,431
                                                                  -------------
PREFERRED STOCK -- 0.6%

AUSTRALIA -- 0.0%
   News*                                                76,210            1,300
                                                                  -------------
BRAZIL -- 0.2%
   Braskem, Cl A                                    16,000,000              654
   Petroleo Brasileiro                                  59,000            2,289
   Suzano Bahia Sul Papel e Celulose*                  126,000              577
   Usinas Siderurgicas de Minas Gerais, Cl A*           38,500              830
                                                                  -------------
                                                                          4,350
                                                                  -------------

GERMANY -- 0.4%
   Porsche                                              16,427           11,956
                                                                  -------------
Total Preferred Stock
   (Cost $14,325) ($ Thousands)                                          17,606
                                                                  -------------

-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.2%

CAYMAN ISLANDS -- 0.2%
   SMFG Finance
        2.250%, 07/11/05                          $    249,000    $       5,372
                                                                  -------------

SWITZERLAND -- 0.0%
   Credit Suisse Group
        6.000%, 12/23/05                                   186              223
                                                                  -------------
Total Convertible Bonds
   (Cost $2,418) ($ Thousands)                                            5,595
                                                                  -------------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bills (1)
        2.935%, 08/25/05                                 1,150            1,136
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $1,136) ($ Thousands)                                            1,136
                                                                  -------------

CASH EQUIVALENTS -- 2.1%
   Barclays Global Investors Funds,
     Prime Money Market Fund (B)                    30,569,230           30,569
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                   28,241,987           28,242
   The Reserve Funds, Primary Fund,
     Cl 8 (B)                                        3,010,837            3,011
                                                                  -------------
Total Cash Equivalents
   (Cost $61,822) ($ Thousands)                                          61,822
                                                                  -------------

REPURCHASE AGREEMENTS (B) -- 7.4%
   Bank of America
     2.890%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $60,004,817 (collateralized by
     a FNMA obligation, par value
     $62,043,106, 5.500%, 02/01/35; with
     total market value $61,200,000)                    60,000           60,000
   Barclays Capital
     2.840%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $37,002,919 (collateralized by
     a FNMA obligation, par value
     $38,007,000, 3.350%, 11/09/07; with
     total market value $37,740,339)                    37,000           37,000


--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Goldman Sachs Group
     2.890%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $70,005,619 (collateralized by
     various FNMA obligations, ranging in
     par value $950,207-$53,715,886,
     4.000%-8.000%, 06/01/08-09/01/34;
     with total market value $71,400,000)         $     70,000    $      70,000
   Lehman Brothers
     2.850%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $55,004,295 (collateralized by
     various FNMA obligations, ranging
     in par value $5,000,000-$15,237,264,
     5.000%-9.000%, 01/25/17-03/01/35;
     with total market value $56,101,344)               55,000           55,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $222,000) ($ Thousands)                                        222,000
                                                                  -------------
Total Investments -- 115.7%
   (Cost $2,909,628) ($ Thousands)                                $   3,478,590
                                                                  =============

Percentages are based on Net Assets of $3,007,561,261.
* Non-Income Producing Security
+ See note 3 in the notes to financial statements.
(1) Security as collateral on open futures contracts. The rate shown is the effective yields at the time of purchase.
(2) Security sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and my be sold only to dealers in that program or other "accredited investors." As of March 31, 2005 the total value of this security was $169,201,654, representing 5.63% of the Fund's net assets.
(A) This security or a partial position of this security is on loan at March 31, 2005. The total value of securities on loan at March 31, 2005 was $504,737,497 (See Note 8).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2005 was $505,312,165 (See Note 8).
(C) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on March 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(D) The rate reported is the effective yield at time of purchase.
ADR -- American Depositary Receipt
Cl -- Class
FDR -- Fiduciary Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
SEK -- Swedish Krona
Ser -- Series

Future Contracts -- The following future contracts were open at March 31, 2005. (See Note 2 in Notes to Financial Statements).

                  Notional         Notional                    Unrealized
    Contracts     Proceeds          Value       Expiration   Depreciation
     to Sell    ($ Thousands)   ($ Thousands)      Date      ($ Thousands)
   ----------   -------------   -------------   ----------   -------------
(237) DJ Euro
   Stoxx Long      $9,436          $9,250        June 2005       $(186)
(83) FTSE 100
   Index Long       7,847           7,705        June 2005        (142)
(6) Hang Seng
   Index Long         523             516       April 2005          (7)
(25) SPI 200
   Index Long       2,061           1,995        June 2005         (66)
(55) Topix
   Index Long       6,107           6,070        June 2005         (37)
                                                                 -----
                                                                 $(438)
                                                                 =====

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005    7

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND

March 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:
19.8%   Financials
15.9%   Telecommunication Services
13.9%   Industrials
10.2%   Energy
 9.8%   Basic Materials
 9.3%   Consumer Discretionary
 7.8%   Information Technology
 4.9%   Consumer Staples
 3.5%   Utilities
 2.6%   Diversified
 2.3%   Healthcare

*Percentages based on total investments.

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 91.0%

ARGENTINA -- 0.3%
   IRSA Inversiones y Representaciones
     GDR*                                              200,600    $       2,518
   Telecom Argentina ADR*                               51,800              635
   Telecom Argentina, Ser B  ADR*                       23,000              282
                                                                  -------------
                                                                          3,435
                                                                  -------------

BRAZIL -- 5.5%
   All America Latina Logistica                         20,400              564
   Aracruz Celulose ADR*                                17,743              635
   Banco Bradesco                                        2,707               78
   Banco Bradesco ADR                                   52,200            1,514
   Banco Itau Holding Financeira ADR                    14,590            1,184
   Brasil Telecom Participacoes ADR                     99,810            3,259
   Braskem ADR                                           3,800              154
   Cia Brasileira de Distribuicao Grupo
     Pao de Acucar ADR                                 227,434            4,774
   Cia de Saneamento Basico do
     Estado de Sao Paulo                            26,264,600            1,304
   Cia de Saneamento Basico do
     Estado de Sao Paulo ADR                            18,900              233
   Cia Energetica de Minas Gerais ADR                  104,700            2,389
   Cia Siderurgica Nacional ADR                         41,500            1,000
   Cia Vale do Rio Doce ADR                            790,869           21,427
   CPFL Energia ADR*                                    39,700              810
   Diagnosticos da America*                             97,500              998
   Empresa Brasileira de Aeronautica ADR                76,520            2,395
   Grendene*                                           163,880            1,304
   Natura Cosmeticos                                    25,400              694
   Petroleo Brasileiro ADR                             164,637            7,274
   Tele Centro Oeste Celular
     Participacoes ADR                                  64,500              639
   Tele Norte Leste Participacoes                       74,300            1,422
   Tele Norte Leste Participacoes ADR                  128,535            1,988
   Telecomunicacoes Brasileiras ADR                     51,360            1,487
   Telecomunicacoes de Sao Paulo ADR                     2,000               38

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Tim Participacoes ADR                               223,079    $       3,348
   Uniao de Bancos Brasileiros                          68,900              478
   Uniao de Bancos Brasileiros GDR                      31,300            1,076
                                                                  -------------
                                                                         62,466
                                                                  -------------

CHILE -- 0.9%
   Banco Santander Chile ADR                           119,700            3,966
   Cia Cervecerias Unidas ADR                            7,677              189
   CorpBanca                                       315,130,026            1,630
   Empresa Nacional de Electricidad ADR                 45,000              896
   Empresas CMPC                                        11,100              264
   Enersis*                                         13,413,332            2,255
   Enersis ADR*                                        116,322              977
                                                                  -------------
                                                                         10,177
                                                                  -------------

CHINA -- 2.4%
   Aluminum Corp of China                            1,252,000              722
   Byd                                                 476,000            1,401
   China Petroleum & Chemical                       18,953,500            7,655
   China Petroleum & Chemical ADR                        7,800              318
   China Shipping Development                          990,000              870
   China Telecom                                    14,856,800            5,191
   Datang International Power Generation             2,269,000            1,644
   Huadian Power International                       6,419,400            1,749
   Huaneng Power International                       2,689,900            1,966
   Ping An Insurance Group                           1,012,000            1,602
   Qingling Motors                                   2,501,200              455
   Sinopec Yizheng Chemical Fibre                    4,561,600              836
   Sinotrans                                         2,189,000              631
   Yanzhou Coal Mining                               1,592,000            2,164
                                                                  -------------
                                                                         27,204
                                                                  -------------

COLOMBIA -- 0.1%
   BanColombia ADR                                      86,500            1,156
                                                                  -------------

CROATIA -- 0.1%
   Pliva D.D. GDR (A)                                   89,100            1,007
                                                                  -------------

CZECH REPUBLIC -- 0.2%
   Cesky Telecom GDR                                    56,500            1,059
   Komercni Banka                                        7,030            1,004
                                                                  -------------
                                                                          2,063
                                                                  -------------

EGYPT -- 0.9%
   Commercial International Bank GDR (A)               103,600              795
   Mobinil-Egyptian Mobile Services                     36,316            1,096
   Orascom Construction Industries                     248,799            5,180
   Orascom Telecom*                                     10,300              728
   Orascom Telecom GDR*                                 57,000            2,006
   Suez Cement                                          44,806              631
                                                                  -------------
                                                                         10,436
                                                                  -------------


--------------------------------------------------------------------------------
8    SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
HONG KONG -- 2.9%
   ASM Pacific Technology                              377,000    $       1,624
   Beijing Enterprises Holdings                        235,000              336
   Brilliance China Automotive Holdings              2,649,000              469
   China Mengniu Dairy*                              2,800,000            1,903
   China Merchants Holdings International              821,000            1,611
   China Mobile                                      3,290,300           10,758
   China Netcom Group*                                 880,000            1,235
   China Resources Enterprise                        2,706,300            3,713
   CNOOC                                             3,199,000            1,723
   Denway Motors                                     4,724,500            1,666
   Giordano International                            2,680,000            1,821
   GOME Electrical Appliances Holdings                 614,000              657
   Panva Gas Holdings*                                 715,000              300
   Shanghai Industrial Holdings                      1,236,600            2,616
   Weiqiao Textile                                     764,000            1,087
   Yue Yuen Industrial Holdings                        596,500            1,698
                                                                  -------------
                                                                         33,217
                                                                  -------------

HUNGARY -- 1.8%
   Borsodchem                                           89,300            1,219
   Gedeon Richter                                       23,618            3,252
   Matav                                             1,306,385            6,152
   Mol Magyar Olaj- es Gazipari                         47,564            3,838
   OTP Bank                                            164,044            5,622
                                                                  -------------
                                                                         20,083
                                                                  -------------

INDIA -- 8.5%
   Bharat Heavy Electricals                             68,672            1,207
   Bharat Petroleum                                    267,300            2,166
   Bharti Televentures*                                729,457            3,456
   Dr. Reddy's Laboratories                             30,607              518
   Dr. Reddy's Laboratories ADR                        125,500            2,151
   GAIL India                                          181,232              880
   GAIL India GDR (A)                                   40,600            1,182
   Grasim Industries                                   168,564            4,685
   HCL Technologies                                    171,958            1,459
   HDFC Bank                                            98,920            1,233
   Hindalco Industries                                  98,869            2,929
   Hindalco Industries GDR (A)                          98,200            2,949
   Hindustan Lever                                     554,608            1,673
   Hindustan Petroleum                                 618,330            4,332
   Housing Development Finance                          67,952            1,131
   ICICI Bank                                          220,358            1,983
   ICICI Bank ADR                                      106,025            2,197
   Indian Overseas Bank                              2,744,004            4,779
   Industrial Development Bank of India                752,124            1,570
   Infosys Technologies                                262,271           13,530
   ITC                                                  29,558              910
   Jet Airways India                                    38,030            1,056
   Larsen & Toubro                                      56,407            1,286
   Mahanagar Telephone Nigam                           944,150            2,482
   Mahanagar Telephone Nigam ADR                        77,650              492

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   NIIT Technologies                                    77,244    $         224
   Oil & Natural Gas                                   546,031           11,071
   Ranbaxy Laboratories                                 97,642            2,245
   Reliance Industries                                 586,928            7,338
   Reliance Industries GDR (A)                         161,738            4,144
   State Bank of India GDR (A)                          72,500            2,824
   Tata Consultancy Services                            78,391            2,572
   Tata Motors                                         353,368            3,350
   UTI Bank                                            183,190            1,015
                                                                  -------------
                                                                         97,019
                                                                  -------------

INDONESIA -- 2.0%
   Bank Central Asia                                 2,665,000              957
   Bank Mandiri Persero                              5,191,900              937
   Bank Rakyat Indonesia                             5,192,800            1,563
   Bumi Resources                                    7,286,000              600
   Gudang Garam                                      1,922,800            3,269
   HM Sampoerna                                      4,679,000            5,114
   Indofood Sukses Makmur                           13,122,200            1,607
   Indonesian Satellite                              1,925,700              991
   Telekomunikasi Indonesia                         16,400,300            7,750
   Telekomunikasi Indonesia ADR                          3,400               64
                                                                  -------------
                                                                         22,852
                                                                  -------------

ISRAEL -- 2.7%
   Bank Hapoalim                                     1,855,215            6,246
   Bank Leumi Le-Israel                                851,258            2,384
   Check Point Software Technologies*                   98,800            2,148
   Koor Industries*                                          1               --
   Lipman Electronic Engineering                        34,900            1,003
   Makhteshim-Agan Industries                          709,768            3,967
   Super-Sol                                           361,650              932
   Teva Pharmaceutical Industries ADR                  453,292           14,052
                                                                  -------------
                                                                         30,732
                                                                  -------------

MALAYSIA -- 3.5%
   Berjaya Sports Toto                                 394,300              411
   Commerce Asset Holdings*                            983,100            1,185
   Gamuda                                            2,136,200            2,586
   Genting                                             950,600            4,328
   IOI                                                 641,700            1,511
   Kuala Lumpur Kepong                                 522,000              907
   Magnum                                              959,800              508
   Malakoff                                          2,260,100            4,490
   Malayan Banking                                     587,000            1,746
   Malaysia International Shipping                     235,200              990
   Malaysia International Shipping
     (Foreign Market)                                  587,200            2,519
   MK Land Holdings                                    363,800              148
   Proton Holdings*                                    279,000              573
   Public Bank                                         953,675            1,882
   Public Bank (Foreign Market)                      1,412,518            2,881


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005    9

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND (Continued)

March 31, 2005
-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Resorts World                                       623,600    $       1,534
   Sime Darby                                        2,520,400            3,946
   Telekom Malaysia                                  2,975,900            7,636
                                                                  -------------
                                                                         39,781
                                                                  -------------

MEXICO -- 5.5%
   Alfa                                                212,000            1,126
   America Movil, Ser L ADR                            158,562            8,182
   Cemex                                               208,188            1,510
   Cemex ADR                                            93,442            3,387
   Coca-Cola Femsa ADR                                 261,200            6,313
   Consorcio ARA                                       434,100            1,438
   Controladora Comercial Mexicana                   2,128,500            2,172
   Corporacion GEO, Ser B                              178,700              386
   Desc, Ser B                                       2,947,466              799
   Embotelladoras Arca                                  41,000               84
   Empresas ICA Sociedad
     Controladora ADR*                                 365,200              855
   Fomento Economico Mexicano ADR                       69,989            3,748
   Grupo Bimbo, Ser A                                  724,400            1,938
   Grupo Continental (C)                               759,200            1,356
   Grupo Financiero Banorte                            332,312            2,161
   Grupo Mexico, Ser B*                                 65,400              344
   Grupo Modelo, Ser C                                 676,800            1,991
   Grupo Televisa ADR                                   45,430            2,671
   Kimberly-Clark de Mexico, Ser A                   1,033,231            3,095
   Telefonos de Mexico, Ser L ADR                      452,726           15,633
   Urbi Desarrollos Urbanos*                           240,000            1,202
   Wal-Mart de Mexico                                  597,109            2,093
                                                                  -------------
                                                                         62,484
                                                                  -------------

NETHERLANDS -- 0.0%
   Efes Breweries International GDR*                     9,200              280
                                                                  -------------

PAKISTAN -- 0.0%
   Pakistan Telecommunication                          507,500              600
                                                                  -------------

PERU -- 0.1%
   Cia de Minas Buenaventura ADR                        50,600            1,153
                                                                  -------------

PHILIPPINES -- 0.3%
   ABS-CBN Broadcasting PDR                          1,275,900              354
   Bank of the Philippine Islands                    1,436,689            1,334
   Manila Electric*                                  1,230,700              583
   Philippine Long Distance Telephone
     ADR*                                               68,200            1,719
                                                                  -------------
                                                                          3,990
                                                                  -------------

POLAND -- 0.5%
   Bank Przemyslowo-Handlowy                             5,371              858
   KGHM Polska Miedz*                                  146,996            1,441

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Powszechna Kasa Oszczednoski
     Bank Polski*                                      151,400    $       1,340
   Telekomunikacja Polska                              256,256            1,737
   Telekomunikacja Polska GDR                           21,597              146
                                                                  -------------
                                                                          5,522
                                                                  -------------

RUSSIA -- 4.8%
   AFK Sistema GDR                                     162,037            2,777
   LUKOIL ADR                                          157,380           21,309
   Mechel Steel Group OAO ADR                           39,800            1,066
   MMC Norilsk Nickel ADR                               35,187            2,058
   Mobile Telesystems ADR                              220,244            7,750
   OAO Gazprom ADR                                     185,190            6,241
   Sberbank GDR                                         51,854            3,097
   Surgutneftegaz ADR                                   18,600              660
   Unified Energy System GDR                            24,000              700
   Vimpel-Communications ADR*                          271,757            9,354
                                                                  -------------
                                                                         55,012
                                                                  -------------

SOUTH AFRICA -- 9.1%
   ABSA Group                                          388,290            4,704
   Alexander Forbes                                    458,061              839
   Anglo American Platinum                              32,751            1,231
   Aveng                                               690,092            1,253
   Barloworld                                          201,429            3,236
   Bidvest Group                                       176,081            2,003
   Edgars Consolidated Stores                          124,169            5,486
   Illovo Sugar                                        851,840            1,109
   Impala Platinum Holdings                             93,967            7,927
   Imperial Holdings                                    19,310              303
   Iscor                                               217,939            2,224
   JD Group                                            444,400            4,391
   Liberty Group                                        83,490              870
   Massmart Holdings                                   982,278            6,629
   MTN Group                                         1,238,756            8,758
   Nampak                                            1,238,625            3,144
   Naspers                                             130,927            1,498
   Nedcor                                              439,252            5,307
   Network Healthcare Holdings                         830,950              722
   Sanlam                                            4,075,549            7,950
   Sappi                                               355,263            4,361
   Sasol                                               555,312           12,959
   Shoprite Holdings                                   326,660              727
   Standard Bank Group                               1,152,253           11,641
   Steinhoff International Holdings                    829,479            1,773
   Telkom                                               85,861            1,482
   Tongaat-Hulett Group                                 70,641              673
                                                                  -------------
                                                                        103,200
                                                                  -------------


--------------------------------------------------------------------------------
10   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
SOUTH KOREA -- 18.4%
   CJ                                                   36,200    $       2,574
   Daegu Bank                                          273,940            2,021
   Daelim Industrial                                    15,320              812
   Daewoo Shipbuilding & Marine Engineering            150,510            2,831
   GS Holdings*                                         95,100            2,355
   Hankook Tire                                        412,010            4,605
   Hyundai Department Store                             25,750            1,102
   Hyundai Development                                  67,880            1,237
   Hyundai Mobis                                        30,020            1,957
   Hyundai Motor                                        82,870            4,488
   Industrial Bank of Korea                            188,010            1,627
   INI Steel                                            51,340              824
   Kangwon Land                                        196,084            2,935
   Kia Motors                                          143,580            1,979
   Kookmin Bank*                                       457,630           20,437
   Kookmin Bank ADR*                                    59,544            2,659
   Korea Electric Power                                414,250           10,647
   Korean Reinsurance                                  483,080            2,631
   KT ADR                                              302,742            6,451
   KT&G                                                187,210            6,084
   Kumho Tire GDR                                       66,600              485
   LG Chem                                              92,520            3,735
   LG Electronics                                       28,270            1,896
   LG Engineering & Construction                        18,640              514
   LG Household & Health Care                           39,760            1,296
   LG Philips LCD*                                      57,250            2,492
   POSCO                                                31,000            6,136
   POSCO ADR                                            75,650            3,734
   Pusan Bank                                           44,870              355
   Samsung                                              39,140              532
   Samsung Electro-Mechanics*                          121,290            2,998
   Samsung Electronics                                 127,842           63,197
   Samsung Fire & Marine Insurance                     161,020           12,193
   Samsung SDI                                          21,138            2,175
   Shinhan Financial Group                             233,560            6,256
   Shinsegae                                            35,707           11,023
   SK                                                   23,860            1,410
   SK Telecom                                            9,700            1,633
   SK Telecom ADR                                      372,172            7,339
                                                                  -------------
                                                                        209,655
                                                                  -------------

TAIWAN -- 14.0%
   Accton Technology                                 1,143,649              577
   Advanced Semiconductor Engineering                5,915,000            4,365
   Asustek Computer                                  1,388,925            3,835
   AU Optronics                                      1,182,000            1,729
   Benq                                              1,532,000            1,583
   Catcher Technology                                  670,800            2,725
   Cathay Financial Holding                          3,271,000            6,208
   Cathay Financial Holding GDR                         38,318              727
   China Motors                                      1,263,000            1,503
   China Steel                                       3,256,890            3,634

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Chinatrust Financial Holding                      7,601,056    $       8,577
   Chunghwa Telecom                                  2,513,000            5,200
   Compal Electronics                                5,740,226            5,238
   Delta Electronics                                   731,300            1,186
   Elan Microelectronics                               761,169              422
   Eva Airways                                       5,254,000            2,460
   Far Eastern Textile                               1,902,000            1,250
   Far EasTone Telecommunications                    2,171,000            2,749
   First Financial Holding*                          3,190,000            2,597
   Formosa Chemicals & Fibre                         1,000,000            2,038
   Formosa Plastics                                  1,597,000            2,864
   Fubon Financial Holding                             838,000              794
   High Tech Computer                                  372,360            2,695
   HON HAI Precision Industry                        3,252,531           14,453
   Kindom Construction*                                184,700               51
   Makalot Industrial*                                 374,017              506
   MediaTek*                                           581,249            4,133
   Mega Financial Holding                            1,016,000              655
   Nan Ya Plastic                                    4,073,983            6,026
   Nien Hsing Textile                                1,023,000              922
   Nien Made Enterprises                             1,002,320            1,642
   Novatek Microelectronics                            305,000            1,384
   Optimax Technology                                  648,440            1,823
   President Chain Store                               944,168            1,609
   Quanta Computer                                   5,099,608            8,562
   Siliconware Precision Industries                  1,093,900              950
   Sinopac Holdings                                  9,057,055            4,959
   Taiwan Cellular                                   2,844,632            2,889
   Taiwan Green Point Enterprise                       383,777            1,535
   Taiwan Semiconductor Manufacturing               14,152,798           23,134
   Taiwan Semiconductor Manufacturing
     ADR                                               110,000              933
   Unimicron Technology                                366,151              308
   United Microelectronics                          18,210,782           11,011
   United Microelectronics ADR                         289,295              975
   Yageo*                                           11,126,440            3,991
   Yuanta Core Pacific Securities                    1,886,271            1,380
                                                                  -------------
                                                                        158,787
                                                                  -------------

THAILAND -- 3.3%
   Advanced Info Service                             1,001,300            2,560
   Asian Property Development                        6,309,900              658
   Asian Property Development NVDR                   2,558,500              267
   Bangkok Bank                                      2,454,200            7,027
   Charoen Pokphand Foods                            8,803,100              905
   CP Seven Eleven                                     252,100              367
   Delta Electronics                                   855,000              437
   Italian-Thai Development                          5,772,300            1,520
   Kasikornbank*                                     4,197,634            6,278
   Krung Thai Bank                                  14,019,800            3,172
   Land And Houses                                   6,597,000            1,425
   PTT                                                 463,400            2,287
   Siam Cement                                         754,950            5,096


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   11

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS EQUITY FUND (Concluded)

March 31, 2005
-------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
-------------------------------------------------------------------------------
   Siam Cement NVDR                                    141,600    $         905
   Siam Commercial Bank*                             1,484,200            1,916
   Siam Makro                                          529,300              758
   Sino Thai Engineering & Construction*             1,330,000              384
   Thai Airways International*                       1,074,700            1,291
                                                                  -------------
                                                                         37,253
                                                                  -------------

TURKEY -- 2.3%
   Akbank*                                           2,033,455            9,862
   Arcelik*                                            423,224            2,444
   Dogan Yayin Holding*                                699,269            1,916
   Haci Omer Sabanci Holding                           254,716              883
   Tupras Turkiye Petrol Rafine*                       176,685            2,499
   Turk Sise ve Cam Fabrikalari                        184,869              463
   Turkcell Iletisim Hizmet                            129,843              889
   Turkiye Garanti Bankasi*                            466,933            1,770
   Turkiye IS Bankasi                                  880,772            5,087
                                                                  -------------
                                                                         25,813
                                                                  -------------

UNITED KINGDOM -- 0.8%
   Anglo American                                       35,138              833
   Anglo American (South African Shares)                18,944              448
   BHP Billiton                                        109,073            1,469
   Dimension Data Holdings*                            431,072              264
   Old Mutual                                        1,165,763            2,963
   Old Mutual (South African Shares)                 1,044,900            2,643
                                                                  -------------
                                                                          8,620
                                                                  -------------

UNITED STATES -- 0.0%
   EMPS                                                 79,500              258
                                                                  -------------

VENEZUELA -- 0.1%
   Cia Anonima Nacional Telefonos de
     Venezuela ADR                                      77,729            1,471
                                                                  -------------

Total Common Stock
   (Cost $834,951) ($ Thousands)                                      1,035,726
                                                                  -------------

PREFERRED STOCK -- 5.6%

BRAZIL -- 4.9%
   Banco Bradesco                                       73,410            2,129
   Bradespar*                                           24,300              929
   Brasil Telecom                                  855,319,063            3,507
   Braskem, Cl A                                    18,000,000              736
   Caemi Mineracao e Metalurgica*                      649,600              603
   Centrais Eletricas Brasileiras                   95,400,000            1,238
   Cia de Bebidas das Americas ADR                      47,993            1,386
   Cia Energetica de Minas Gerais                  110,188,593            2,543
   Cia Paranaense de Energia                       294,938,600            1,397
   Cia Siderurgica Belgo Mineira                     1,754,500              885
   Cia Siderurgica de Tubarao                        6,008,100              369
   Cia Tecidos Norte De Mina                        15,624,000            1,381

-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Cia Vale do Rio Doce, Cl A                           32,700    $         883
   Duratex                                          22,721,000            1,008
   Investimentos Itau                                1,829,136            3,399
   Lojas Americanas                                  4,000,000               68
   Marcopolo                                           186,500              393
   Petroleo Brasileiro                                  38,200            1,482
   Petroleo Brasileiro ADR                             579,170           22,281
   Tele Norte Leste Participacoes                       13,211              205
   Telecomunicacoes de Sao Paulo                    53,010,900            1,033
   Telemar Norte Leste                                 269,790            6,342
   Telemig Celular Participacoes*                  598,575,000              876
                                                                  -------------
                                                                         55,073
                                                                  -------------

SOUTH KOREA -- 0.7%
   Hyundai Motor                                        32,040              989
   Hyundai Motor (Second Preferred)                    199,640            6,999
                                                                  -------------
                                                                          7,988
                                                                  -------------

Total Preferred Stock
   (Cost $49,196) ($ Thousands)                                          63,061
                                                                  -------------

CORPORATE OBLIGATIONS (D) (E) -- 0.0%
   Allstate Life Global Funding II, MTN (A)
        2.800%, 04/13/06                          $          8                8
   American General Finance (A)
        2.810%, 04/14/06                                     7                7
   Blue Heron Funding, Ser 6A, Cl A1 (A)
        2.890%, 05/18/05                                     8                7
   CCN Independence IV (A)
        2.880%, 01/17/06                                     6                6
   CIT Group, MTN
        2.738%, 07/29/05                                     4                4
   Countrywide Home Loans, Ser M, MTN
        3.162%, 06/23/05                                     8                8
        3.040%, 11/30/05                                     1                1
   Harwood Street Funding I,
     Ser 2004-1A, Cl Note (A)
        2.900%, 09/20/05                                     6                6
   K2, MTN (A)
        2.995%, 12/12/05                                     2                2
   Morgan Stanley
        2.720%, 04/04/06                                     6                6
   Northern Rock (A)
        2.730%, 02/03/06                                     6                6
   RMAC, Ser 2004-NS2A, Cl A1 (A)
        2.790%, 06/12/05                                     7                7
   SLM (A)
        2.850%, 04/20/06                                     9                9
   Saturn Ventures II (A)
        2.806%, 08/08/05                                     7                7


--------------------------------------------------------------------------------
12   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Washington Mutual Bank, Ser CD (A)
        2.820%, 08/18/05                          $          7    $           7
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMA (A)
        3.030%, 09/15/05                                     7                7
                                                                  -------------
Total Corporate Obligations
   (Cost $98) ($ Thousands)                                                  98
                                                                  -------------

COMMERCIAL PAPER (D) (F) -- 0.0%
   Altamira Funding
        3.019%, 06/16/05                                     5                5
   Brahms Funding
        2.972%, 05/20/05                                     6                6
   Broadhollow Funding
        2.842%, 04/12/05                                     5                4
   CPI Funding
        2.867%, 05/02/05                                     5                5
   Rhineland Funding
        2.757%, 05/06/05                                     8                7
                                                                  -------------
Total Commercial Paper
   (Cost $27) ($ Thousands)                                                  27
                                                                  -------------

MASTER NOTE (D) (E) -- 0.0%
   Bear Stearns
        3.050%, 04/01/05                                     8                8
                                                                  -------------
Total Master Note
   (Cost $8) ($ Thousands)                                                    8
                                                                  -------------

DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
        0.000%, 09/30/49                                     8               --
                                                                  -------------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                  -------------

EQUITY LINKED WARRANT (B) -- 0.0%

THAILAND -- 0.0%
   Sino Thai Engineering & Construction*                   222               16
                                                                  -------------
Total Equity Linked Warrant
   (Cost $0) ($ Thousands)                                                   16
                                                                  -------------

-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
RIGHTS -- 0.0%

BRAZIL -- 0.0%
   Brasil Telecom, Expires 04/22/05*                     8,895    $          --
   Embratel Participacoes, Expires 04/07/05*                51               --
                                                                  -------------
Total Rights
   (Cost $0) ($ Thousands)                                                   --
                                                                  -------------

REPURCHASE AGREEMENT (D) -- 0.0%
   Barclays Capital
     2.850%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $37,315 (collateralized by a
     FNMA obligation, par value $38,347,
     3.375%, 11/09/07; with total market
     value $38,055)                               $         37               37
                                                                  -------------
Total Repurchase Agreement
   (Cost $37) ($ Thousands)                                                  37
                                                                  -------------
Total Investments -- 96.6%
   (Cost $884,317) ($ Thousands)                                  $   1,098,973
                                                                  =============

Percentages are based on Net Assets of $1,137,923,443.
* Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2005, the total value of these securities was $12,978,668, representing 1.14% of the Fund's net assets.
(B) Security considered illiquid. See Note 2 discussing Equity-Linked Warrants.
(C) This security or a partial position of this security is on loan at March 31, 2005. The total value of securities on loan at March 31, 2005 was $160,121 (See Note 8).
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2005 was $169,961 (See Note 8).
(E) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on March 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(F)   The rate reported is the effective yield at time of purchase.
ADR -- American Depositary Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
MTN -- Medium Term Note
NVDR -- Non-Voting Depositary Receipt
PDR -- Philippine Depositary Receipt
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   13

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND

March 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

61.5%   Foreign Government Obligations
27.6%   Financials
 3.4%   Industrials
 2.5%   Special Purpose Entity
 2.4%   U.S. Treasury Obligations
 1.3%   Utilities
 0.8%   Telecommunication Services
 0.5%   Cash Equivalents

*Percentages based on total investments.

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
GLOBAL BONDS -- 82.4%

AUSTRIA -- 0.6%
   Republic of Austria
        3.800%, 10/20/13                                 4,220    $       5,591
                                                                  -------------

BELGIUM -- 0.5%
   Kingdom of Belgium, Ser 31
        5.500%, 03/28/28                                 3,300            5,164
                                                                  -------------

CANADA -- 1.3%
   Ford Credit Canada
        7.250%, 12/07/07                                   600            1,126
   Government of Canada
        6.000%, 06/01/11                                 3,700            3,380
        4.875%, 07/07/08                                 1,000            1,383
   Government of Canada, Ser WL43
        5.750%, 06/01/29                                 4,800            4,532
   Province of Ontario
        1.875%, 01/25/10                               170,000            1,693
                                                                  -------------
                                                                         12,114
                                                                  -------------

CAYMAN ISLANDS -- 0.3%
   ASIF II
        5.375%, 12/07/09                                   700            1,325
   Mizuho Financial Group
        4.750%, 04/15/14                                   830            1,128
                                                                  -------------
                                                                          2,453
                                                                  -------------

DENMARK -- 1.2%
   Kingdom of Denmark
        6.000%, 11/15/11                                40,000            8,081
        5.000%, 11/15/13                                18,000            3,476
                                                                  -------------
                                                                         11,557
                                                                  -------------

FINLAND -- 2.8%
   Government of Finland
        4.250%, 07/04/15                                19,680           26,918
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
FRANCE -- 6.1%
   Caisse Nationale des Autoroutes
        4.500%, 03/28/18                                 1,500    $       2,068
   Carrefour
        4.375%, 06/15/11                                 1,000            1,353
   Casino Guichard Perrachon
        6.000%, 03/06/08                                 1,000            1,392
   Compagnie de Financement Foncier
        0.400%, 09/22/06                               100,000              940
   Government of France
        5.750%, 10/25/32                                 5,050            8,310
        5.500%, 04/25/07                                 5,000            6,882
        4.000%, 04/25/09                                 3,000            4,059
        4.000%, 04/25/13                                15,000           20,215
        4.000%, 10/25/13                                 9,000           12,102
   Veolia Environnement
        5.875%, 06/27/08                                 1,000            1,412
                                                                  -------------
                                                                         58,733
                                                                  -------------

GERMANY -- 6.1%
   Allgemeine Hypothekenbank Rheinboden
        5.750%, 09/15/08                                 6,100            8,651
   Commerzbank
        5.500%, 10/25/11                                 1,000            1,445
   Deutsche Bank
        4.250%, 07/28/09                                 1,000            1,363
   Deutsche Bundesrepublik
        5.500%, 01/04/31                                 4,100            6,503
        5.250%, 01/04/08                                 5,000            6,931
        5.000%, 01/04/12                                 4,000            5,766
   Deutsche Pfandbriefbank
        4.500%, 01/15/18                                 2,400            3,293
   Eurohypo
        4.500%, 01/21/13                                 3,700            5,116
   Hypothekenbank in Essen
        2.750%, 07/25/07                                 6,100            7,950
   Kreditanstalt fuer Wiederaufbau
        4.750%, 08/18/06                                 3,700            4,959
   Landwirtschaftliche Rentenbank
        1.375%, 04/25/13                                70,000              671
   Rheinische Hypothekenbank
        5.750%, 07/05/10                                 3,700            5,397
                                                                  -------------
                                                                         58,045
                                                                  -------------

GUERNSEY -- 0.4%
   Credit Suisse Group Finance
        6.375%, 06/07/13                                 2,720            4,171
                                                                  -------------


--------------------------------------------------------------------------------
14   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
ICELAND -- 1.6%
   Housing Finance Fund
        3.750%, 06/15/44                               902,326    $      15,335
                                                                  -------------

IRELAND -- 0.3%
   Allied Irish Banks
        7.500%, 02/28/11                                 1,910            2,966
                                                                  -------------

ITALY -- 7.2%
   Buoni Poliennali Del Tesoro
        7.750%, 11/01/06                                 6,200            8,719
        5.750%, 02/01/33                                13,770           22,155
        5.250%, 11/01/29                                 6,000            8,975
        5.000%, 05/01/08                                 7,200            9,970
        4.250%, 08/01/13                                 9,200           12,540
   Republic of Italy
        3.800%, 03/27/08                                34,000              351
   Sanpaolo IMI, Ser E, MTN
        6.375%, 04/06/10                                 4,300            6,360
                                                                  -------------
                                                                         69,070
                                                                  -------------

JAPAN -- 15.8%
   Abbott Japan
        1.050%, 11/06/08                               120,000            1,141
   Government of Japan 5 Year Bond,
     Ser 20
        0.500%, 06/20/07                             1,500,000           14,137
   Government of Japan 5 Year Bond,
     Ser 25
        0.300%, 03/20/08                             3,000,000           28,092
   Government of Japan 5 Year Bond,
     Ser 31
        0.600%, 09/20/08                               500,000            4,721
   Government of Japan 5 Year Bond,
     Ser 39
        0.800%, 09/20/09                             1,000,000            9,485
   Government of Japan 10 Year Bond,
     Ser 242
        1.200%, 09/20/12                             3,667,000           34,901
   Government of Japan 10 Year Bond,
     Ser 256
        1.400%, 12/20/13                             1,140,000           10,873
   Government of Japan 20 Year Bond,
     Ser 65
        1.900%, 12/20/23                             1,300,000           12,206
   Government of Japan 20 Year Bond,
     Ser 72
        2.100%, 09/20/24                             3,286,000           31,506
   Japan Finance for Municipal Enterprises
        1.350%, 11/26/13                               500,000            4,751
                                                                  -------------
                                                                        151,813
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
LUXEMBOURG -- 0.3%
   Telecom Italia Finance, Ser E, MTN
        6.125%, 04/20/06                                 2,040    $       2,753
                                                                  -------------

MALAYSIA -- 0.7%
   Government of Malaysia
        7.500%, 07/15/11                                 5,900            6,682
                                                                  -------------

MEXICO -- 1.2%
   United Mexican States
        5.875%, 01/15/14                                11,700           11,612
                                                                  -------------

NETHERLANDS -- 6.8%
   ABN Amro Bank, Ser E, MTN
        5.375%, 09/08/09                                 1,000            1,416
   Allianz Finance II
        5.625%, 11/29/12                                 1,000            1,473
   Arena, Ser 2003-1, Cl A2
        4.300%, 05/19/55                                10,500           14,299
   Bank Nederlandse Gemeenten,
     Ser E, MTN
        5.625%, 10/25/10                                 1,000            1,460
   Deutsche Telekom International Finance
        8.125%, 05/29/12                                 2,000            3,289
   Dresdner Finance
        4.000%, 01/19/07                                 1,000            1,331
   E.ON International Finance,
     Ser E, MTN
        5.750%, 05/29/09                                 6,515            9,293
   EADS Finance, Ser E, MTN
        4.625%, 03/03/10                                 2,130            2,924
   Generali Finance
        4.750%, 05/12/14                                   500              705
   Government of Netherlands
        7.500%, 01/15/23                                 1,670            3,133
        3.750%, 07/15/09                                 6,000            8,044
   ING Bank, Ser E, MTN
        5.500%, 01/04/12                                 1,000            1,430
   Linde Finance
        6.000%, 07/03/13                                 1,370            1,962
   Munich Re Finance
        6.750%, 06/21/23                                 2,280            3,433
   RWE Finance, Ser E, MTN
        6.250%, 06/03/30                                   200              413
   Rabobank Nederland,
     Ser E, MTN
        4.250%, 04/25/13                                 1,000            1,355
   Saecure, Ser A2
        5.710%, 11/25/07                                 6,000            8,364
   Saint-Gobain Nederland
        5.000%, 04/16/10                                 1,000            1,393
                                                                  -------------
                                                                         65,717
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   15

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND (Continued)

March 31, 2005
-------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
NEW ZEALAND -- 3.0%
   Government of New Zealand, Ser 709
        7.000%, 07/15/09                                39,390    $      28,782
                                                                  -------------

SPAIN -- 1.2%
   Government of Spain
        6.150%, 01/31/13                                 1,000            1,539
        6.000%, 01/31/29                                 1,000            1,675
        4.800%, 10/31/06                                 6,100            8,220
                                                                  -------------
                                                                         11,434
                                                                  -------------
SWEDEN -- 4.8%
   Kingdom of Sweden
        4.500%, 08/12/15                               165,200           24,963
        3.500%, 04/20/06                                 1,000            1,316
   Kingdom of Sweden, Ser 1043
        5.000%, 01/28/09                                95,060           14,482
   Nordea Bank
        6.000%, 12/13/10                                 3,700            4,925
                                                                  -------------
                                                                         45,686
                                                                  -------------
UNITED KINGDOM -- 13.7%
   Aviva
        5.700%, 09/29/49                     EUR         1,900            2,754
   Bank of Scotland, Ser E, MTN
        6.125%, 02/05/13                     EUR         2,630            3,957
        5.500%, 10/29/12                     EUR         2,390            3,478
   Barclays Bank, Ser E, MTN
        5.750%, 09/14/26                     EUR           500              989
   British Telecommunications
        5.750%, 12/07/28                     EUR           200              370
   Chester Asset Receivables
        6.125%, 10/15/10                     EUR         8,770           12,992
   Compass Group, Ser E, MTN
        6.000%, 05/29/09                     EUR         2,410            3,448
   GUS
        6.375%, 07/16/09                     EUR           700            1,363
   Halifax, Ser E, MTN
        6.375%, 04/03/08                     EUR           500              978
   Hilton Group Finance, Ser E,MTN
        6.500%, 07/17/09                     EUR         1,150            1,672
   Imperial Tobacco Finance,
     Ser E, MTN
        6.250%, 06/06/07                     EUR         1,510            2,102
   Lloyds TSB Bank, Ser E, MTN
        6.625%, 03/30/15                     EUR           400              830
   MBNA Europe Funding,
     Ser E, MTN
        4.500%, 01/23/09                     EUR         1,000            1,354
   NGG Finance
        6.125%, 08/23/11                     EUR         1,500            2,215
   National Grid
        6.500%, 07/27/28                     EUR           500            1,065

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   National Westminster Bank
        6.500%, 09/07/21                     EUR           400    $         849
   Permanent Financing
        5.100%, 06/11/07                     EUR        10,200           13,906
   Telereal Securitisation
        5.389%, 12/10/31                     EUR           989            1,917
   Tesco, Ser E, MTN
        0.700%, 09/20/06                     EUR       160,000            1,505
   United Kingdom Treasury
        5.750%, 12/07/09                                 1,500            2,962
        5.000%, 09/07/14                                25,500           49,317
        4.750%, 12/07/38                                 2,830            5,550
        4.250%, 06/07/32                                 5,090            9,135
   United Utilities Water, Ser E, MTN
        6.625%, 11/08/07                     EUR         4,360            6,190
   Vodafone Group, Ser E, MTN
        5.900%, 11/26/32                     EUR           500              978
                                                                  -------------
                                                                        131,876
                                                                  -------------

UNITED STATES -- 5.6%
   American Express Credit,
     Ser E, MTN
        5.625%, 08/18/09                     EUR           800            1,525
   Chase Credit Card Master Trust,
     Ser 1998-4
        5.000%, 08/15/08                     EUR         7,200            9,951
   Citibank Credit Card Issurance Trust
        5.375%, 04/10/13                     EUR         6,800            9,786
   Citigroup
        0.800%, 10/30/08                     EUR       200,000            1,888
   DaimlerChrysler, Ser E, MTN
        4.125%, 01/23/09                     EUR         1,000            1,328
   Dow Chemical, Ser E, MTN
        5.625%, 10/17/07                     EUR         1,000            1,387
   Ford Motor Credit, Ser E, MTN
        6.750%, 01/14/08                     EUR         2,650            3,555
   General Electric Capital, Ser E, MTN
        1.400%, 11/02/06                     EUR       100,000              953
        0.750%, 02/05/09                     EUR        70,000              661
   General Motors
        8.375%, 07/05/33                     EUR           500              566
   Genworth Financial
        1.600%, 06/20/11                     EUR       160,000            1,523
   Goldman Sachs Group
        5.125%, 04/24/13                     EUR         1,000            1,404
   HSBC Finance
        6.125%, 01/22/10                     EUR           600            1,174
   KFW International Finance
        1.750%, 03/23/10                     EUR       250,000            2,479
   MBNA Credit Card Master Trust,
     Ser 2002-A2, Cl A
        5.600%, 07/17/14                     EUR         6,650            9,646


--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   Pfizer
        0.800%, 03/18/08                     EUR        23,000    $         218
   Toyota Motor Credit
        0.750%, 06/09/08                     EUR       180,000            1,706
   United Parcel Service, Ser E, MTN
        5.500%, 02/12/31                     EUR           400              792
   Zurich Finance USA, Ser E, MTN
        5.750%, 10/02/23                     EUR         2,450            3,468
                                                                  -------------
                                                                         54,010
                                                                  -------------

SUPRA-NATIONAL -- 0.9%
   European Investment Bank
        6.000%, 12/07/28                     EUR           300              655
        5.375%, 10/15/12                     EUR         1,000            1,468
        4.500%, 12/07/07                     EUR           200              375
        3.250%, 10/15/08                     EUR         1,000            1,321
        2.750%, 12/15/06                     EUR         1,000            1,305
   Inter-American Development Bank
        5.750%, 12/07/09                     EUR           300              586
   International Bank for Reconstruction
     & Development
        5.750%, 06/07/32                     EUR           400              860
        5.375%, 12/07/28                     EUR           300              606
        2.000%, 02/18/08                     EUR       115,000            1,130
                                                                  -------------
                                                                          8,306
                                                                  -------------

Total Global Bonds
   (Cost $751,202) ($ Thousands)                                        790,788
                                                                  -------------

CERTIFICATES OF DEPOSIT -- 4.5%

UNITED STATES -- 4.5%
   BNP Paribas
        2.625%, 04/26/05                                 7,000            7,000
   Dresdner Bank
        3.020%, 06/22/05                                 2,000            2,000
        3.000%, 06/27/05                                 1,000            1,000
        2.980%, 06/17/05                                 2,000            2,000
   Natexis (C)
        2.870%, 06/14/05                                 2,000            1,988
        2.775%, 06/07/05                                 9,000            8,953
   RBC Centura Bank
        2.615%, 04/26/05                                 2,000            2,000
   Societe Generale
        2.670%, 04/25/05                                 3,000            3,000
   UBS
        2.610%, 04/26/05                                15,000           15,000
                                                                  -------------

Total Certificates of Deposit
   (Cost $42,941) ($ Thousands)                                          42,941
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.6%

FHLMC
        5.125%, 01/15/12                          $      3,000    $       4,291
        4.750%, 01/15/13                                 1,000            1,403
   FHLMC (C)
        2.576%, 04/19/05                                10,000            9,987
   FNMA
        1.750%, 03/26/08                               240,000            2,346
   FNMA (A)
        2.530%, 04/20/05                                12,000           11,983
   SLMA
        3.800%, 06/17/10                                 3,500            4,607
                                                                  -------------

Total U.S. Government Agency Obligations
   (Cost $33,969) ($ Thousands)                                          34,617
                                                                  -------------

COMMERCIAL PAPER (C) -- 2.6%

UNITED STATES -- 2.6%
   ANZ (Delaware)
        2.481%, 04/20/05                                 7,600            7,590
   Altamira Funding (B)
        3.019%, 06/16/05                                   589              586
   Brahms Funding (B)
        2.972%, 05/20/05                                   679              676
   Broadhollow Funding (B)
        2.842%, 04/12/05                                   543              542
   CBA (Delaware) Finance
        2.758%, 05/23/05                                12,000           11,952
   CPI Funding (B)
        2.867%, 05/02/05                                   577              575
   Natexis
        2.952%, 06/20/05                                 2,000            1,987
   Rhineland Funding (B)
        2.757%, 05/06/05                                   905              902
                                                                  -------------

Total Commercial Paper
   (Cost $24,810) ($ Thousands)                                          24,810
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 2.3%
   U.S. Treasury Bills (2)
        2.366%, 04/28/05                                 3,800            3,793
   U.S. Treasury Bonds
        7.625%, 02/15/25                                 7,810           10,522
   U.S. Treasury Inflationary Index Notes (A)
        3.375%, 04/15/32                                 6,145            8,156
                                                                  -------------

Total U.S. Treasury Obligations
   (Cost $22,335) ($ Thousands)                                          22,471
                                                                  -------------

CORPORATE OBLIGATIONS (B) (D) -- 1.2%

UNITED STATES -- 1.2%
   Allstate Life Global Funding II, MTN (3)
        2.800%, 04/13/06                                   950              950


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   17

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND (Continued)

March 31, 2005
-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   American General Finance (3)
        2.810%, 04/14/06                                   905    $         905
   Blue Heron Funding, Ser 6A, Cl A1 (3)
        2.890%, 05/18/05                                   905              905
   CCN Independence IV (3)
        2.880%, 01/17/06                                   679              679
   CIT Group, MTN
        2.738%, 07/29/05                                   516              516
   Countrywide Home Loans, Ser M, MTN
        3.162%, 06/23/05                                   950              950
        3.040%, 11/30/05                                   181              181
   Harwood Street Funding I, Ser 2004-1A,
     Cl Note (3)
        2.900%, 09/20/05                                   679              679
   K2, MTN (3)
        2.995%, 12/12/05                                   271              271
   Morgan Stanley
        2.720%, 04/04/06                                   679              679
   Northern Rock (3)
        2.730%, 02/03/06                                   679              679
   RMAC, Ser 2004-NS2A, Cl A1 (3)
        2.790%, 06/12/05                                   806              806
   SLM (3)
        2.850%, 04/20/06                                 1,131            1,131
   Saturn Ventures II (3)
        2.806%, 08/08/05                                   814              814
   Washington Mutual Bank, Ser CD (3)
        2.820%, 08/18/05                                   814              814
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMA (3)
        3.030%, 09/15/05                                   814              814
                                                                  -------------

Total Corporate Obligations
   (Cost $11,773) ($ Thousands)                                          11,773
                                                                  -------------

MASTER NOTE (B) (D) -- 0.1%

UNITED STATES -- 0.1%
   Bear Stearns
        3.050%, 04/01/05                                   905              905
                                                                  -------------

Total Master Note
   (Cost $905) ($ Thousands)                                                905
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 0.5%

UNITED STATES -- 0.5%
   Barclays Capital
     2.850%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $4,489,470 (collateralized by a
     FNMA obligation, par value $4,613,633,
     3.375%, 11/09/07; with total market
     value $4,578,443)                                   4,489    $       4,489
                                                                  -------------

Total Repurchase Agreement
   (Cost $4,489) ($ Thousands)                                            4,489
                                                                  -------------

Total Investments -- 97.2%
   (Cost $892,424) ($ Thousands)                                  $     932,794
                                                                  =============

Percentages are based on Net Assets of $959,268,781.
(1) In local currency unless otherwise indicated.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(3) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2005, the total value of these securities was $9,447,230, representing 0.98% of the Fund's net assets.
(A) This security or a partial position of this security is on loan at March 31, 2005. The total value of securities on loan at March 31, 2005 was $19,537,684 (See Note 8).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2005 was $20,448,363 (See Note 8).
(C) The rate reported is the effective yield at time of purchase.
(D) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on March 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
Cl -- Class
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at March 31, 2005 (See Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                    Currency to                       Currency to                          Appreciation/
Maturity                                Deliver                           Receive       Contract Value    (Depreciation)
Date                              ($ Thousands)                     ($ Thousands)        ($ Thousands)     ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------
05/18/05-06/15/05        USD             69,835             AUD            89,436       $       68,776    $       (1,059)
05/18/05-06/15/05        USD             29,246             CAD            36,220               29,956               710
05/18/05-06/15/05        EUR             34,091             CHF            52,472               49,806              (162)
06/15/05                 USD                 60             CLP            35,000                   60                 --
06/15/05                 USD                813             CZK            18,300                  796               (17)
05/18/05-06/15/05        USD              1,931             DKK            10,998                1,921               (10)
05/18/05-06/15/05        CHF             29,697             EUR            19,216               25,001                (1)
05/18/05                 GBP             10,412             EUR            14,840               19,305              (321)
05/18/05                 HUF            939,713             EUR             3,750                4,878               (35)
05/18/05                 JPY         11,555,117             EUR            84,880              110,416             1,955
05/18/05                 PLN             31,187             EUR             7,660                9,965                65
05/18/05-06/15/05        SEK             86,858             EUR             9,590               12,476               125
05/18/05-06/15/05        USD            173,371             EUR           132,889              172,878              (493)
05/18/05                 EUR              3,689             GBP             2,578                4,860                62
05/18/05-06/15/05        USD            101,161             GBP            53,772              101,285               124
05/18/05                 EUR              9,920             HUF         2,468,264               12,904                --
05/18/05-06/15/05        USD              2,115             HUF           398,039                2,077               (38)
05/18/05                 EUR              1,540             ISK           127,618                2,093                89
05/18/05                 EUR             59,200             JPY         7,991,629               75,013            (1,997)
05/18/05-06/15/05        USD            268,961             JPY        27,949,343              262,539            (6,422)
05/18/05-06/15/05        USD             19,467             KRW        19,583,344               19,281              (186)
06/15/05                 USD              1,132             MXP            12,800                1,129                (3)
05/18/05-06/15/05        USD              1,998             NOK            12,510                1,986               (12)
06/15/05                 USD             10,061             NZD            14,030                9,918              (143)
05/18/05-06/15/05        USD             14,283             PLN            44,570               14,144              (139)
06/15/05                 EUR              6,928             SEK            62,800                8,938               (82)
05/18/05-06/15/05        USD             14,455             SEK           100,765               14,328              (127)
06/15/05                 USD              1,183             SGD             1,920                1,167               (16)
06/15/05                 USD                231             SKK             6,550                  221               (10)
06/15/05                 USD                808             THB            31,000                  793               (15)
06/15/05                 USD              2,998             ZAR            17,600                2,805              (193)
06/15/05                 AUD                150             USD               115                  115                --
05/18/05-06/15/05        CAD             30,523             USD            24,854               25,250              (396)
06/15/05                 CZK              3,100             USD               142                  135                 7
06/15/05                 DKK             23,820             USD             4,221                4,164                57
05/18/05-06/15/05        EUR            205,602             USD           268,306              267,490               816
05/18/05-06/15/05        GBP             29,044             USD            54,741               54,738                 3
05/18/05                 HUF             24,000             USD               131                  125                 6
05/18/05                 ISK            135,651             USD             2,217                2,224                (7)
05/18/05-06/15/05        JPY          8,183,177             USD            77,660               76,876               784
06/15/05                 KRW            450,000             USD               441                  443                (2)
06/15/05                 MXP              1,200             USD               106                  106                --
05/18/05-06/15/05        NZD             50,395             USD            35,184               35,256               (72)
05/18/05-06/15/05        SEK            234,764             USD            33,846               33,391               455
06/15/05                 SGD                120             USD                73                   73                --
06/15/05                 ZAR              2,400             USD               384                  382                 2
                                                                                        --------------    --------------
                                                                                        $    1,542,483    $       (6,698)
                                                                                        ==============    ==============

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CZK -- Czech Koruna
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound Sterling
HUF -- Hungarian Forint
ISK -- Iceland Koruna
JPY -- Japanese Yen
KRW -- South Korean Won
MXP -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PLN -- Polish Zloty
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovokia Koruna
THB -- Thai Baht
USD -- U.S. Dollar
ZAR -- South African Rand


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   19

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

INTERNATIONAL FIXED INCOME FUND (Concluded)

March 31, 2005

Future Contracts -- The following future contracts were open at March 31, 2005 (See Note 2 in Notes to Financial Statements)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                                      Notional            Notional                          Appreciation/
Contracts                                             Proceeds               Value           Expiration    (Depreciation)
to Sell                                          ($ Thousands)       ($ Thousands)              Date        ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------
(82) Australian 90-Day Bank Long Bill             $     14,291       $      14,279         December 2005   $         (12)
(27) Australian 90-Day Bank Long Bill                    4,705               4,703         March 2006                 (2)
(29) Australian 90-Day Bank Long Bill                    5,056               5,052         June 2005                  (4)
(88) Australian 90-Day Bank Long Bill                   15,345              15,324         September 2005            (21)
(30) Australian 3 Year Long Bond                         5,997               5,997         June 2005                  --
(143) Canadian 10 Year Long Bond                        13,250              13,181         June 2005                 (69)
(69) Euro-Schatz Long Bond                               9,510               9,511         June 2005                   1
(71) Euro-Bobl Long Bond                                10,359              10,389         June 2005                  30
(149) Euro-Bund Long Bond                               22,817              22,969         June 2005                 152
(47) British 90-Day Long Bond                           10,534              10,544         December 2005              10
(59) Japan 10 Year Long Bond                            75,910              76,900         June 2005                 990
(31) U.S. 90-Day Eurodolllar Long Bond                   7,409               7,411         March 2006                  2
(172) U.S. 90-Day Eurodolllar Long Bond                 41,238              41,179         June 2005                 (59)
(294) Australian 10 Year Short Bond                   (164,710)           (164,723)        June 2005                 (13)
(12) Canadian 3-Month Bankers Acceptance Short Note     (2,387)             (2,390)        March 2006                 (3)
(61) Canadian 3-Month Bankers Acceptance Short Note    (12,261)            (12,247)        June 2005                  14
(131) Canadian 3-Month Bankers Acceptance Short Note   (26,285)            (26,211)        September 2005             74
(95) Canadian 3-Month Bankers Acceptance Short Note    (19,018)            (18,957)        December 2005              61
(35) Euro 3-Month Short Bond                           (11,071)            (11,073)        March 2006                 (2)
(35) Euro 3-Month Short Bond                           (11,120)            (11,121)        June 2005                  (1)
(25) Euro 3-Month Short Bond                            (7,920)             (7,921)        December 2005              (1)
(73) Euro 3-Month Short Bond                           (23,161)            (23,165)        September 2005             (4)
(2) Euro-Bobl Short Bond                                  (291)               (293)        June 2005                  (2)
(4) British 90-Day Short Bond                             (896)               (897)        March 2006                 (1)
(41) British 90-Day Short Bond                          (9,195)             (9,199)        June 2005                  (4)
(290) Long Gilt 10 Year Short Bond                     (60,006)            (60,306)        June 2005                (300)
(54) British 90-Day Short Bond                         (12,101)            (12,113)        September 2005            (12)
(29) Japan 10 Year Short Bond                          (37,224)            (37,798)        June 2005                (574)
(85) Japan 3-Month Euroyen TIFFE Short Bond            (19,820)            (19,826)        March 2006                 (6)
(67) Japan 3-Month Euroyen TIFFE Short Bond            (15,644)            (15,647)        June 2005                  (3)
(210) Japan 3-Month Euroyen TIFFE Short Bond           (49,023)            (49,030)        September 2005             (7)
(176) Japan 3-Month Euroyen TIFFE Short Bond           (41,069)            (41,077)        December 2005              (8)
(68) U.S. 90-Day Eurodolllar Short Bond                (16,408)            (16,402)        June 2005                   6
(44) U.S. 90-Day Eurodolllar Short Bond                (10,570)            (10,563)        September 2005              7
(561) U.S. 5 Year Short Note                           (60,748)            (60,079)        June 2005                 669
(841) U.S. 10 Year Short Note                          (92,770)            (91,892)        June 2005                 878
(18) U.S. 10 Year Short Note                            (2,034)             (2,005)        June 2005                  29
                                                                                                           -------------
                                                                                                           $       1,815
                                                                                                           =============


--------------------------------------------------------------------------------
20   SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2005

--------------------------------------------------------------------------------

EMERGING MARKETS DEBT FUND

March 31, 2005
-------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:
70.7%   Foreign Government Obligations
22.9%   Financials
 4.3%   Cash Equivalents
 1.0%   Energy
 0.8%   Basic Materials
 0.2%   Utilities
 0.1%   Consumer Discretionary

*     Percentages based on total investments.

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
GLOBAL BONDS -- 85.5%

ARGENTINA -- 3.0%
   Banco De Galicia
       11.000%, 01/01/19                                   521    $         485
   Ciesa (B)
        0.000%, 04/22/02                     BRL        12,600            6,300
   Empressa Distribuidora de Electricidad
     de Mendoza, Ser E, MTN (B)
        0.000%, 01/10/03                                 5,000            1,750
   Republic of Argentina (B)
       11.250%, 04/10/06                                   160               31
       10.500%, 11/14/49                                   250               49
       10.250%, 01/26/07                                   200               77
       10.250%, 02/06/49                                   230               38
       10.000%, 02/22/07                                   380              146
       10.000%, 09/07/07                                 2,500              824
        9.250%, 07/20/49                                   115               35
        9.250%, 10/21/49                                   150               52
        9.000%, 05/24/05                                   175               67
        9.000%, 11/19/08                                   525              103
        9.000%, 06/02/49                                   250               81
        9.000%, 09/19/49                                   120               19
        8.750%, 02/04/49                                   300               84
        8.500%, 07/30/10                                   235               90
        8.500%, 07/01/49                                   115               37
        8.250%, 07/06/10                                   265              102
        8.125%, 10/04/49                                   120               36
        8.000%, 02/26/08                                   425              162
        7.875%, 07/29/05                                 1,115              219
        7.125%, 06/10/49                                   150               49
        7.000%, 03/18/49                                   570               84
        7.000%, 12/04/49                                 4,000              740
   Republic of Argentina, Ser E,
     MTN (B)
        8.000%, 10/30/09                     ARS       625,000              124
        7.625%, 08/11/07                     ARS       605,000              120
        7.000%, 03/18/49                     ARS       180,000               36
        4.649%, 07/08/05                     ARS     1,225,000              243
   Republic of Argentina, Ser L-GL (B)
        3.500%, 03/31/23                                 9,775            5,596

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   Republic of Argentina, Ser L-GP (B)
        6.000%, 03/31/23                                12,725    $       7,394
                                                                  -------------
                                                                         25,173
                                                                  -------------

BRAZIL -- 19.4%
   Federal Republic of Brazil
       12.250%, 03/06/30                                16,100           19,642
        9.250%, 10/22/10                                 2,270            2,383
        8.875%, 04/15/24                                 3,700            3,471
        8.840%, 06/29/09                                   440              492
        8.250%, 01/20/34                                   710              630
        3.023%, 04/15/09 (C)                             5,331            5,144
       11.000%, 01/11/12 (D)                             3,250            3,672
       11.000%, 08/17/40 (D)                            52,067           57,951
       10.500%, 07/14/14 (D)                             2,775            3,052
       10.125%, 05/15/27 (D)                             9,085            9,539
   Federal Republic of Brazil,
     Ser 15YR (C) (D)
        3.125%, 04/15/09                                   860              839
   Federal Republic of Brazil,
     Ser 18YR (C) (D)
        3.125%, 04/15/12                                21,896           20,473
   Federal Republic of Brazil,
     Ser 20YR (D)
        8.000%, 04/15/14                                35,914           35,465
                                                                  -------------
                                                                        162,753
                                                                  -------------

BULGARIA -- 0.4%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                                 1,200            1,470
   Republic of Bulgaria, Ser A (C)
        3.750%, 07/28/12                                 1,482            1,489
                                                                  -------------
                                                                          2,959
                                                                  -------------

CHILE -- 0.7%
   Republic of Chile
        7.125%, 01/11/12                                 5,375            6,004
                                                                  -------------

COLOMBIA -- 4.8%
   Republic of Colombia
       10.375%, 01/28/33                                 6,900            7,314
       10.000%, 01/23/12                                 2,050            2,178
        8.700%, 02/15/16                                 2,420            2,311
   Republic of Colombia (D)
       11.750%, 02/25/20                                14,570           17,302
        8.375%, 02/15/27                                 1,750            1,597
   Republic of Columbia
        8.125%, 05/21/24                                   425              387
        7.625%, 02/15/07                                 2,950            3,060
   Republic of Columbia (D)
       10.750%, 01/15/13                                 5,550            6,202
                                                                  -------------
                                                                         40,351
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   21

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND (Continued)

March 31, 2005

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
ECUADOR -- 1.5%
   Republic of Ecuador Registered
       12.000%, 11/15/12                                10,470    $      10,365
        8.000%, 08/15/30                                 2,791            2,505
                                                                  -------------
                                                                         12,870
                                                                  -------------

EL SALVADOR -- 0.5%
   Republic of El Salvador
        7.750%, 01/24/23                                 4,000            4,340
                                                                  -------------

INDONESIA -- 1.4%
   Garuda Indonesia (C)
        3.593%, 12/31/07                                 1,200            1,080
   Indah Kiat Finance Mauritius (B)
       10.000%, 07/01/07                                 7,250            3,987
   Indonesia Recapatilization Bond
       12.250%, 07/15/07                     IDR    23,200,000            2,597
   Indonesia Recapitalization Bond
       12.125%, 02/15/06                     IDR    38,628,000            4,231
                                                                  -------------
                                                                         11,895
                                                                  -------------

KAZAKHSTAN -- 0.6%
   Kazkommerts International (A)
        8.500%, 04/16/13                                   450              454
        7.875%, 04/07/14                                 1,000              973
   Kazkommerts International Registered
        8.500%, 04/16/13                                 3,800            3,849
                                                                  -------------
                                                                          5,276
                                                                  -------------

MACEDONIA -- 0.1%
   Kingdom of Macedonia (C)
        3.653%, 07/13/12                                   498              470
                                                                  -------------

MALAYSIA -- 1.0%
   Government of Malaysia
        8.750%, 06/01/09                                   800              917
        7.500%, 07/15/11                                 2,725            3,086
   Petronas Capital
        7.875%, 05/22/22                                 3,700            4,423
                                                                  -------------
                                                                          8,426
                                                                  -------------

MEXICO -- 13.9%
   Cornhill, Ser 39 (B)
        0.000%, 01/30/00                                 1,650              990
   Cornhill, Ser 46 (B)
        8.626%, 03/02/00                                   150               90
   Mexican Bonos
        9.000%, 12/24/09                                89,106            7,626
        8.000%, 12/19/13                                22,000            1,702

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   Pemex Project Funding Master Trust
        8.000%, 11/15/11                                   500    $         553
        9.500%, 09/15/27 (D)                             7,350            9,004
   United Mexican States
        5.500%, 02/17/20                                 2,260            2,944
       11.375%, 09/15/16 (D)                             9,235           13,114
        8.125%, 12/30/19 (D)                            13,350           15,299
        6.625%, 03/03/15 (D)                            34,050           35,371
        5.875%, 01/15/14 (D)                            18,414           18,276
   United Mexican States, MTN
        8.300%, 08/15/31                                 3,985            4,563
        6.375%, 01/16/13                                 6,475            6,718
                                                                  -------------
                                                                        116,250
                                                                  -------------

NIGERIA -- 0.6%
   Central Bank of Nigeria
        6.250%, 11/15/20                                 3,500            3,264
        5.092%, 01/05/10                                 2,531              785
   Turanalem Finance
        8.000%, 03/24/14                                   450              436
        7.875%, 06/02/10                                   770              782
                                                                  -------------
                                                                          5,267
                                                                  -------------

PANAMA -- 2.1%
   Republic of Panama
        9.625%, 02/08/11                                 3,665            4,142
        9.375%, 04/01/29                                 2,550            2,920
   Republic of Panama (D)
        9.375%, 01/16/23                                 1,070            1,198
        8.875%, 09/30/27                                 2,250            2,419
        7.250%, 03/15/15                                 3,725            3,669
   Republic of Panama, Ser 20YR (C)
        3.750%, 07/17/16                                 3,900            3,588
                                                                  -------------
                                                                         17,936
                                                                  -------------
PERU -- 2.0%
   Republic of Peru
        8.750%, 11/21/33                                 2,000            2,080
        9.875%, 02/06/15 (D)                             2,575            2,974
        8.375%, 05/03/16 (D)                             1,875            1,945
   Republic of Peru FLIRB, Ser 20YR (C)
        5.000%, 03/07/17                                 6,861            6,278
   Republic of Peru, Ser 20YR (C)
        5.000%, 03/07/17                                 4,093            3,806
                                                                  -------------
                                                                         17,083
                                                                  -------------


--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
PHILIPPINES -- 3.1%
   Republic of Philippines (D)
       10.625%, 03/16/25                                17,795    $      19,085
        9.375%, 01/18/17                                 6,300            6,663
        9.000%, 02/15/13                                   600              614
                                                                  -------------
                                                                         26,362
                                                                  -------------

POLAND -- 0.4%
   Government of Poland
        6.000%, 05/24/09                               10,800             3,500
                                                                  -------------

ROMANIA -- 0.1%
   Romania Treasury Bills (F)
        6.369%, 06/02/05                     ROL    5,800,000               202
        6.349%, 05/05/05                     ROL    5,800,000               203
                                                                  -------------
                                                                            405
                                                                  -------------

RUSSIA -- 15.3%
   Aries Vermogensverwaltungs (A)
        9.600%, 10/25/14                                9,675            11,634
   Russian Federation
       12.750%, 06/24/28                               11,895            19,466
       11.000%, 07/24/18                                9,585            13,132
        5.000%, 03/31/30 (C)                           82,545            84,039
                                                                  -------------
                                                                        128,271
                                                                  -------------

SOUTH AFRICA -- 0.9%
   Republic of South Africa
        9.125%, 05/19/09                                2,325             2,647
        6.500%, 06/02/14 (D)                            4,575             4,804
                                                                  -------------
                                                                          7,451
                                                                  -------------

SOUTH KOREA -- 0.7%
   Hynix Semiconductor
        6.500%, 12/31/05                     KRW    6,900,000             5,436
        6.000%, 12/31/06                     KRW       89,000                70
        6.000%, 12/31/06                     KRW       89,000                70
                                                                  -------------
                                                                          5,576
                                                                  -------------

TURKEY -- 4.8%
   Republic of Turkey Global Bond
       12.375%, 06/15/09 (D)                              500               601
       11.875%, 01/15/30                               12,045            16,155
       11.750%, 06/15/10                                1,150             1,387
       11.500%, 01/23/12                                1,500             1,830
       11.000%, 01/14/13                                3,095             3,749
        9.500%, 01/15/14 (D)                            4,175             4,728
        7.375%, 02/05/25                                2,000             1,870
        0.000%, 08/24/05                                4,300             2,994
        0.000%, 10/05/05                                9,680             6,608
                                                                     ----------
                                                                         39,922
                                                                     ----------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
UKRAINE -- 1.5%
   Government of Ukraine
        6.875%, 03/04/11                                 3,880    $       3,970
   Government of Ukraine Registered
       11.000%, 03/15/07                                 1,904            2,043
        6.875%, 03/04/11                                   400              411
   Government of Ukraine Registered (D)
        7.650%, 06/11/13                                 5,795            6,201
                                                                  -------------
                                                                         12,625
                                                                  -------------

URUGUAY -- 2.4%
   Republic of Uruguay
       10.500%, 10/20/06       UYU                      17,800              833
        7.875%, 01/15/33                                 4,730            4,080
        7.500%, 03/15/15                                15,641           14,312
        7.500%, 03/15/15 (D)                             1,325            1,212
                                                                  -------------
                                                                         20,437
                                                                  -------------

VENEZUELA -- 4.3%
   Government of Venezuela
       10.750%, 09/19/13                                 5,890            6,553
        9.375%, 01/13/34                                 2,275            2,252
        9.250%, 09/15/27                                14,060           13,961
        8.500%, 10/08/14                                 5,068            4,992
        5.375%, 08/07/10                                 2,360            2,094
        0.000%, 04/15/20                                    75            1,497
        3.693%, 04/20/11 (D)                             4,870            4,310
   Government of Venezuela, Ser A (C)
        6.750%, 03/31/20                                   725              718
                                                                  -------------
                                                                         36,377
                                                                  -------------

Total Global Bonds
   (Cost $666,136) ($ Thousands)                                        717,979
                                                                  -------------

CORPORATE OBLIGATIONS (C) (E) -- 12.7%
   Allstate Life Global Funding II, MTN (A)
        2.800%, 04/13/06                          $      8,619            8,619
   American General Finance (A)
        2.810%, 04/14/06                                 8,209            8,209
   Blue Heron Funding, Ser 6A, Cl A1 (A)
        2.890%, 05/18/05                                 8,209            8,209
   CCN Independence IV (A)
        2.880%, 01/17/06                                 6,156            6,156
   CIT Group, MTN
        2.738%, 07/29/05                                 4,677            4,683
   Countrywide Home Loans, Ser M, MTN
        3.162%, 06/23/05                                 8,619            8,619
        3.040%, 11/30/05                                 1,642            1,642
   Harwood Street Funding I,
     Ser 2004-1A, Cl Note (A)
        2.900%, 09/20/05                                 6,156            6,156


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   23

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND (Continued)

March 31, 2005
-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   K2, MTN (A)
        2.995%, 12/12/05                                 2,463    $       2,462
   Morgan Stanley
        2.720%, 04/04/06                                 6,156            6,156
   Northern Rock (A)
        2.730%, 02/03/06                                 6,157            6,157
   RMAC, Ser 2004-NS2A, Cl A1 (A)
        2.790%, 06/12/05                                 7,312            7,312
   SLM (A)
        2.850%, 04/20/06                                10,261           10,261
   Saturn Ventures II (A)
        2.806%, 08/08/05                                 7,388            7,388
   Washington Mutual Bank, Ser CD (A)
        2.820%, 08/18/05                                 7,388            7,388
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMMA (A)
        3.030%, 09/15/05                                 7,388            7,388
                                                                  -------------

Total Corporate Obligations
   (Cost $106,805) ($ Thousands)                                        106,805
                                                                  -------------

LOAN PARTICIPATIONS -- 5.9%

ALGERIA -- 0.3%
   Republic of Algeria (Counterparty: Credit
     Suisse First Boston) (C)
        2.813%, 03/04/10                                 2,643            2,600
                                                                  -------------

ARGENTINA -- 0.7%
   Ciesa (Counterparty: Bank of America) (B)
        0.000%, 04/22/02                                 3,400            1,700
   Edesa USD Promissory Notes
     (Counterparty: Bank of America) (B) (F)
        0.446%, 12/31/49                                 3,300            2,607
   Edesa USD Promissory Notes
     (Counterparty: Citigroup Global
     Markets) (B) (F)
        1.290%, 12/31/49                                 2,000            1,580
                                                                  -------------
                                                                          5,887
                                                                  -------------

BRAZIL -- 0.7%
   Global Village Telecom Loan
     (Counterparty: Deutsche Bank)
        0.000%, 12/31/49                                11,640            6,111
                                                                  -------------

INDONESIA -- 1.2%
   Indonesia Standby Loan 94
     (Counterparty: Deutsche Bank) (C)
        2.875%, 12/31/49                                 6,304            5,548
   PKN Tranche D Secured Short Term,
     Ser 1 (Counterparty: Citibank) (B)
        0.000%, 02/10/05                                   401              397
   PKN Tranche D Secured Short Term,
     Ser 2 (Counterparty: Citibank) (B)
        0.000%, 02/10/05                                   377              374
   PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (B)
        0.000%, 06/30/11                                 1,533            1,456

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   PKN Tranche Loan B (Counterparty:
     Citigroup Global Markets) (B)
        0.000%, 05/01/11                                 4,200    $         345
   PT Abhimata Mediatama Loan
       15.000%, 12/31/07                                 1,720            1,720
                                                                  -------------
                                                                          9,840
                                                                  -------------

MEXICO -- 1.0%
   Altos Hornos, Promissory Note No. 5 (B)
        0.000%, 04/29/99                                 2,500            1,125
   Altos Hornos, Promissory Note No. 6 (B)
        0.000%, 04/29/99                                 2,500            1,125
   Altos Hornos, Promissory Note (Counterparty:
     Deutsche Bank) (B)
        0.000%, 12/31/49                                 4,500            2,025
   Altos Hornos, Tranche A (Counterparty:
     Banc of America) (B)
        0.000%, 04/11/04                                 6,540            3,924
                                                                  -------------
                                                                          8,199
                                                                  -------------

MOROCCO -- 0.3%
   Kingdom of Morocco, Ser A (Counterparties:
     Credit Suisse First Boston, JP Morgan,
     Merrill Lynch) (C)
        3.803%, 01/02/09                                 2,684            2,657
                                                                  -------------

SINGAPORE -- 0.7%
   C2C Loan (Counterparty: Deutsche Bank)
     (B) (F)
       11.113%, 12/31/10                     SGD        10,800            5,724
                                                                  -------------

THAILAND -- 1.0%
   TPI JPY Loan (Counterparty: Deutsche Bank)
     (B) (F)
        2.059%, 12/31/49                     JPY       354,231            2,848
   TPI SYN Loan (Counterparty: Banc of
     America) (B) (F)
        0.916%, 12/31/49                                 6,455            5,551
                                                                  -------------
                                                                          8,399
                                                                  -------------

Total Loan Participations
   (Cost $38,881) ($ Thousands)                                          49,417
                                                                  -------------

COMMERCIAL PAPER (E) (F) -- 3.5%
   Altamira Funding
        3.019%, 06/16/05                          $      5,347            5,313
   Brahms Funding
        2.972%, 05/20/05                                 6,157            6,131
   Broadhollow Funding
        2.842%, 04/12/05                                 4,925            4,921
   CPI Funding
        2.867%, 05/02/05                                 5,233            5,220


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
   Rhineland Funding
        2.757%, 05/06/05                          $      8,209    $       8,187
                                                                  -------------

Total Commercial Paper
   (Cost $29,772) ($ Thousands)                                          29,772
                                                                  -------------

MASTER NOTE (C)(E)-- 1.0%
   Bear Stearns
        3.050%, 04/01/05                                 8,209            8,209
                                                                  -------------

Total Master Note
   (Cost $8,209) ($ Thousands)                                            8,209
                                                                  -------------

PREFERRED STOCK -- 0.1%

ARGENTINA -- 0.1%
   Grupo Financiero Galicia                            639,000              486
                                                                  -------------

Total Preferred Stock
   (Cost $182) ($ Thousands)                                                486
                                                                  -------------

COMMON STOCK -- 0.0%

INDONESIA -- 0.0%
   PKN Tranche C Equity (B)                             24,929               --

THAILAND -- 0.0%
   TPI Equity (Counterparty: Banc
     of America)                                    12,716,611               --
   TPI Equity (Counterparty:
     Deutsche Bank)                                  1,812,834               --
                                                                  -------------

Total Common Stock
   (Cost $0) ($ Thousands)                                                   --
                                                                  -------------

WARRANT -- 0.0%

NIGERIA -- 0.0%
   Central Bank of Nigeria (G)                           2,000               --
                                                                  -------------

Total Warrant
   (Cost $0) ($ Thousands)                                                   --
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (E) -- 4.9%
   Barclays Capital
     2.850%, dated 03/31/05, to be
     repurchased on 04/01/05, repurchase
     price $40,728,343 (collateralized by a
     FNMA obligation, par value $41,854,746,
     3.375%, 11/09/07; with total market
     value $41,535,499)                           $     40,721    $      40,721
                                                                  -------------

Total Repurchase Agreement
   (Cost $40,721) ($ Thousands)                                          40,721
                                                                  -------------

Total Investments -- 113.6%
   (Cost $890,706) ($ Thousands)                                  $     953,389
                                                                  =============

Percentages are based on Net Assets of $839,475,503.
* Non-Income Producing Security
(1) In U.S. dollars unless otherwise indicated.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2005, the total value of these securities was $98,766,170, representing 11.8% of the Fund's net assets.
(B) Security in default on interest payments.
(C) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on March 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(D) This security or a partial position of this security is on loan at March 31, 2005. The total value of securities on loan at March 31, 2005 was $178,991,206 (See Note 8).
(E) This security was purchased on cash collateral held from securities lending. The total value of such securities as of March 31, 2005 was $185,506,943 (See Note 8).
(F) The rate reported is the effective yield at time of purchase.
(G) Securities are fair valued at $0 and represent 0.00% of net assets.
ARS -- Argentina Peso
BRL -- Brazilian Real
Cl -- Class
EUR -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
FNMA -- Federal National Mortgage Association
IDR -- Indonesian Rupiah
JPY -- Japanese Yen
KRW -- South Korean Won
MTN -- Medium Term Note
ROL -- Romanian Leu
Ser -- Series
SGD -- Singapore Dollar
UYU -- Uruguay Peso
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   25

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EMERGING MARKETS DEBT FUND (Concluded)

March 31, 2005

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at March 31, 2005

---------------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
                                    Currency to                  Currency to                      Appreciation/
      Maturity                          Deliver                      Receive    Contract Value   (Depreciation)
        Date                      ($ Thousands)                ($ Thousands)     ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------
04/04/05-12/23/05        USD             24,696        BRL           132,019    $      25,269              $573
05/31/05                 USD              3,902        CZK            87,869            3,820               (82)
05/18/05                 USD              7,024        KRW         7,213,100            7,102                78
04/19/05                 USD              1,788        MXP            20,391            1,819                31
04/27/05-04/29/05        USD              4,593        PLN            14,469            4,599                 6
11/09/05-01/26/06        USD              7,020        RUB           200,233            7,181               161
04/13/05                 USD              2,683        TRY             3,472            2,564              (119)
04/04/05-05/03/05        BRL             31,278        USD            11,533           11,742              (209)
05/31/05                 CZK             87,869        USD             3,916            3,821                95
04/13/05-04/18/05        JPY            255,667        USD             6,651            6,319               332
11/09/05-01/25/06        RUB            110,000        USD             3,984            3,945                39
                                                                                -------------     -------------
                                                                                $      78,181     $         905
                                                                                =============     =============

BRL -- Brazilian Real
CZK -- Czech Koruna
JPY -- Japanese Yen
KRW -- South Korean Won
MXP -- Mexican Peso
PLN -- Polish Zloty
RUB -- Russian Rubie
TRY -- New Turkish Lira
USD -- U.S. Dollar


--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2005 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                       EMERGING  INTERNATIONAL       EMERGING
                                                                    INTERNATIONAL       MARKETS          FIXED        MARKETS
                                                                      EQUITY FUND   EQUITY FUND    INCOME FUND      DEBT FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Market Value
     (Cost $2,881,386, $884,317, $892,424 and
     $890,706, respectively)                                          $ 3,450,348   $ 1,098,973   $    932,794    $   953,389
   Investments in Affiliated Investment Companies,
     at Market Value (Cost $28,242) (See Note 3)                           28,242            --             --             --
   Cash                                                                    24,177         7,815         16,303         33,175
   Foreign Currency, at Value (Cost $13,125, $6,134,
     $9,782 and $5, respectively)                                          13,134         6,055          9,794              5
   Cash and Foreign Currency Pledged as Collateral,
     at value (Cost $12,905)                                                   --            --         13,047             --
   Receivable for Investment Securities Sold                               12,031        27,795          2,142         12,200
   Dividends and Interest Receivable                                        8,724         5,345         13,900         12,166
   Receivable for Fund Shares Sold                                          1,757         3,748            646         22,828
   Foreign Tax Reclaim Receivable                                             467            33             20             --
   Unrealized Gain on Forward Foreign Currency Contracts                       --            --         11,350          1,405
   Unrealized Gain on Spot Contracts                                           38            52            384             --
   Deposits with Brokers for Forward Foreign Currency Contracts                --            --             --          2,943
   Variation Margin Receivable                                                 91            --          1,864             --
-----------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                         3,539,009     1,149,816      1,002,244      1,038,111
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable Upon Return of Securities Loaned                               505,312           170         20,448        185,507
   Payable for Investment Securities Purchased                             19,251         4,086          1,987          8,987
   Payable for Fund Shares Redeemed                                         3,374         4,260          1,169          2,642
   Unrealized Loss on Forward Foreign Currency Contracts                       --            --         18,048            500
   Unrealized Loss on Spot Contracts                                           28            52            386             --
   Variation Margin Payable                                                    78            --              5             --
   Investment Advisory Fees Payable                                         1,319           981            131            400
   Administration Fees Payable                                              1,175           655            522            467
   Shareholder Servicing Fees Payable                                         653           252            202             86
   Other Accrued Expenses                                                     258           240             77             46
   Accrued Foreign Capital Gains Tax Payable                                   --         1,197             --             --
-----------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      531,448        11,893         42,975        198,635
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                            $ 3,007,561   $ 1,137,923   $    959,269    $   839,476
=============================================================================================================================

NET ASSETS:
   Paid-in-Capital                                                    $ 3,109,159   $   942,112   $    862,931    $   744,031
   Undistributed Net Investment Income (Loss)                             (14,244)       (2,563)        (7,485)        10,421
   Accumulated Net Realized Gain (Loss) on Investments
     and Options                                                         (655,813)      (15,016)        68,176         21,437
   Net Unrealized Appreciation on Investments and Options                 568,962       214,656         40,370         62,683
   Accumulated Foreign Capital Gains Tax on Appreciated Securities             --        (1,197)            --             --
   Net Unrealized Appreciation (Depreciation) on Futures Contracts           (438)           --          1,815             --
   Net Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated in Foreign Currencies           (65)          (69)        (6,538)           904
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                            $ 3,007,561   $ 1,137,923   $    959,269    $   839,476
=============================================================================================================================
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,000,734,542 / 272,791,291 shares,
   $1,137,923,443 / 86,996,042 shares,
   $959,268,781 / 78,449,335 shares, and
   $839,475,503 / 79,873,681 shares, respectively)                    $     11.00   $     13.08   $      12.23    $     10.51
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,826,719 / 620,545 shares)                                      $     11.00           n/a            n/a            n/a
=============================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   27

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL          EMERGING    INTERNATIONAL        EMERGING
                                                                 EQUITY    MARKETS EQUITY     FIXED INCOME    MARKETS DEBT
                                                                   FUND              FUND             FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                  $  27,779    $       12,036    $          --    $          1
   Dividends from Affiliated Investment Companies                   165                59               --              --
   Interest                                                          --               162           15,555          31,001
   Income from Security Lending                                   1,375               267               --             159
   Less: Foreign Taxes Withheld                                  (2,922)           (1,461)              --              --
--------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                       26,397            11,063           15,555          31,161
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                       7,426             5,892              744           3,424
   Administration Fees                                            6,617             3,647            2,975           2,618
   Shareholder Servicing Fees -- Class A                          3,668             1,403            1,239           1,007
   Shareholder Servicing Fees -- Class I                             16                --               --              --
   Custodian Fees                                                   233               430               47              49
   Printing Fees                                                    100                38               34              27
   Professional Fees                                                 54                21               18              15
   Proxy Costs                                                       40                15               13              11
   Registration & Filing Fees                                        26                10                9               7
   Pricing Fees                                                      24                15                5               4
   Wire Agent Fees                                                   23                 9                8               6
   Trustee Fees                                                      22                 8                7               6
   Other Expenses                                                    36                13               11              10
--------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                18,285            11,501            5,110           7,184
--------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                        --              (523)              --          (1,153)
     Shareholder Servicing Fees -- Class A                           --                --             (133)           (577)
--------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                  18,285            10,978            4,977           5,454
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             8,112                85           10,578          25,707
==========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, OPTIONS, FUTURES AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain (Loss) from:
     Investments and Options                                    114,683           122,570           15,988          24,497
     Futures Contracts                                            1,149                --            5,324              --
     Foreign Currency Transactions                               (1,586)              692           49,738           2,257
   Net Change in Unrealized Appreciation (Depreciation) on:
     Investments and Options                                    265,833            64,541          (10,003)         (6,951)
     Futures Contracts                                             (330)               --              928              --
     Foreign Capital Gains Tax on Appreciated Securities             --             1,640               --              --
     Foreign Currency Transactions                                 (123)              (50)          (4,931)            691
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS, OPTIONS, FUTURES,
   AND FOREIGN CURRENCY TRANSACTIONS                            379,626           189,393           57,044          20,494
==========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 387,738    $      189,478    $      67,622    $     46,201
==========================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2005 (Unaudited) and the year ended September 30, 2004

----------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERNATIONAL                EMERGING MARKETS
                                                                                 EQUITY FUND                   EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2005          2004            2005          2004
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                  $     8,112    $    28,071    $        85    $     8,721
   Net Realized Gain from Investment Transactions, Options,
     and Futures Contracts                                                    115,832        164,799        122,570        230,393
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                         (1,586)           522            692         (2,237)
   Net Change in Unrealized Appreciation (Depreciation) on Investments,
     Options, and Futures Contracts                                           265,503        276,933         64,541        (19,150)
   Net Change in Accrued Foreign Capital Tax Gains on
     Appreciated Securities                                                        --             --          1,640           (295)
   Net Change in Unrealized Depreciation on Forward Foreign Currency
     Contracts, Foreign Currencies, and Translation of Other Assets and
     Liabilities Denominated in Foreign Currencies                               (123)          (177)           (50)           (85)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations            387,738        470,148        189,478        217,347
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                  (62,769)       (23,802)        (8,706)        (2,380)
     Class I                                                                     (121)           (19)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                          (62,890)       (23,821)        (8,706)        (2,380)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                                318,518        698,545        125,846        308,082
   Reinvestment of Dividends & Distributions                                   60,095         22,759          8,400          2,304
   Cost of Shares Redeemed                                                   (407,574)      (719,697)      (216,830)      (422,178)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                (28,961)         1,607        (82,584)      (111,792)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                  1,349          4,430             --             --
   Reinvestment of Dividends & Distributions                                      114             19             --             --
   Cost of Shares Redeemed                                                     (1,090)        (1,177)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class I Transactions                               373          3,272             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions          (28,588)         4,879        (82,584)      (111,792)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                 296,260        451,206         98,188        103,175
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      2,711,301      2,260,095      1,039,735        936,560
==================================================================================================================================
   END OF PERIOD                                                          $ 3,007,561    $ 2,711,301    $ 1,137,923    $ 1,039,735
==================================================================================================================================
   UNDISTRIBUTED NET INVESTMENT INCOME/(DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT END OF PERIOD                                          $   (14,244)   $    40,534    $    (2,563)   $     6,058
==================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                               29,589         73,559          9,916         29,491
   Reinvestment of Distributions                                                5,444          2,458            652            227
   Shares Redeemed                                                            (37,925)       (75,619)       (17,264)       (40,128)
----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                  (2,892)           398         (6,696)       (10,410)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Shares Issued                                                                  125            459             --             --
   Reinvestment of Distributions                                                   10              2             --             --
   Shares Redeemed                                                               (101)          (125)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                                      34            336             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding
     from Share Transactions                                                   (2,858)           734         (6,696)       (10,410)
----------------------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   29

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2005 (Unaudited) and the year ended September 30, 2004

-------------------------------------------------------------------------------------------------------------------------
                                                                             INTERNATIONAL            EMERGING MARKETS
                                                                           FIXED INCOME FUND             DEBT FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                              2005         2004         2005         2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $  10,578    $  20,576    $  25,707    $  37,616
   Net Realized Gain from Investment Transactions,
     Options, and Futures Contracts                                         21,312       10,050       24,497       25,198
   Net Realized Gain on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                      49,738       56,708        2,257          740
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Options, and Futures Contracts                            (9,075)      (3,424)      (6,951)      21,428
   Net Change in Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currencies, and Translation
     of Other Assets and Liabilities Denominated in Foreign Currencies      (4,931)     (19,555)         691          257
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     67,622       64,355       46,201       85,239
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                               (68,523)     (65,737)     (45,621)     (39,072)
   Net Realized Gains:
     Class A                                                                (3,062)     (15,161)     (18,883)     (57,231)
-------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (71,585)     (80,898)     (64,504)     (96,303)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                             181,836      301,318      191,808      338,053
   Reinvestment of Dividends & Distributions                                67,732       77,590       62,023       93,513
   Cost of Shares Redeemed                                                (193,969)    (320,430)    (161,535)    (220,256)
-------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Capital Share Transactions                   55,599       58,478       92,296      211,310
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                               51,636       41,935       73,993      200,246
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     907,633      865,698      765,483      565,237
-------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $ 959,269    $ 907,633    $ 839,476    $ 765,483
-------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/(DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME) INCLUDED IN
     NET ASSETS AT END OF PERIOD                                         $  (7,485)   $  50,460    $  10,421    $  30,335
-------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                            14,413       24,773       17,892       32,923
   Reinvestment of Dividends & Distributions                                 5,365        6,398        5,804        9,165
   Shares Redeemed                                                         (15,597)     (26,436)     (15,089)     (21,527)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                4,181        4,735        8,607       20,561
-------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the six month period ended March 31, 2005 (Unaudited) and the years ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

---------------------------------------------------------------------------------------------------------------------
                                                                       NET REALIZED
                                                                                AND
                                          NET ASSET             NET      UNREALIZED                       DIVIDENDS
                                             VALUE,      INVESTMENT           GAINS          TOTAL         FROM NET
                                          BEGINNING          INCOME     (LOSSES) ON           FROM       INVESTMENT
                                          OF PERIOD          (LOSS)      SECURITIES     OPERATIONS           INCOME
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2005*                                     $ 9.81          $ 0.03(1)       $ 1.39(1)      $ 1.42          $ (0.23)
   2004                                        8.20            0.10(1)         1.60(1)        1.70            (0.09)
   2003                                        6.93            0.08(1)         1.23(1)        1.31            (0.04)
   2002                                        8.25            0.04           (1.34)         (1.30)           (0.02)
   2001                                       12.33            0.03           (3.73)         (3.70)           (0.07)
   2000                                       12.09            0.08            0.43           0.51            (0.04)
   CLASS I
   2005*                                     $ 9.81          $ 0.02(1)       $ 1.38(1)      $ 1.40          $ (0.21)
   2004                                        8.20            0.10(1)         1.58(1)        1.68            (0.07)
   2003                                        6.93            0.09(1)         1.20(1)        1.29            (0.02)
   2002(2)                                     8.97            0.03           (2.07)         (2.04)              --
EMERGING MARKETS EQUITY FUND
   CLASS A
   2005*                                     $11.10          $   --(1)       $ 2.08(1)      $ 2.08          $ (0.10)
   2004                                        9.00            0.09(1)         2.03(1)        2.12            (0.02)
   2003                                        6.53            0.05(1)         2.42(1)        2.47               --
   2002                                        6.08            0.01            0.47           0.48            (0.03)
   2001                                        9.19            0.04           (3.15)         (3.11)              --
   2000                                        9.13           (0.05)(1)        0.12(1)        0.07            (0.01)
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2005*                                     $12.22          $ 0.13(1)       $ 0.81(1)      $ 0.94          $ (0.89)
   2004                                       12.45            0.28(1)         0.63(1)        0.91            (0.92)
   2003                                       11.00            0.30(1)         1.53(1)        1.83            (0.33)
   2002                                       10.12            0.55            0.33           0.88               --
   2001                                        9.81            0.33           (0.02)          0.31               --
   2000                                       11.03            0.31           (1.35)         (1.04)           (0.18)
EMERGING MARKETS DEBT FUND
   CLASS A
   2005*                                     $10.74          $ 0.34(1)       $ 0.33(1)      $ 0.67          $ (0.63)
   2004                                       11.15            0.61(1)         0.77(1)        1.38            (0.66)
   2003                                        8.12            0.78(1)         3.01(1)        3.79            (0.76)
   2002                                        9.03            0.82           (0.56)          0.26            (0.99)
   2001                                        9.51            0.94           (0.53)          0.41            (0.89)
   2000                                        8.11            0.84            1.33           2.17            (0.77)

---------------------------------------------------------------------------------------------------------------------
                                      DISTRIBUTIONS
                                               FROM           TOTAL                                       NET ASSET
                                           REALIZED       DIVIDENDS       NET ASSET                          END OF
                                            CAPITAL             AND      VALUE, END          TOTAL           PERIOD
                                              GAINS   DISTRIBUTIONS       OF PERIOD        RETURN+    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2005*                                     $   --          $(0.23)         $11.00          14.47%      $3,000,734
   2004                                          --           (0.09)           9.81          20.74        2,705,544
   2003                                          --           (0.04)           8.20          18.91        2,258,034
   2002                                          --           (0.02)           6.93         (15.79)       1,952,763
   2001                                       (0.31)          (0.38)           8.25         (30.85)       2,365,245
   2000                                       (0.23)          (0.27)          12.33           4.15        2,953,872
   CLASS I
   2005*                                     $   --          $(0.21)         $11.00          14.23%      $    6,827
   2004                                          --           (0.07)           9.81          20.54            5,757
   2003                                          --           (0.02)           8.20          18.65            2,061
   2002(2)                                       --              --            6.93         (22.74)             639
EMERGING MARKETS EQUITY FUND
   CLASS A
   2005*                                     $   --          $(0.10)         $13.08          18.72%      $1,137,923
   2004                                          --           (0.02)          11.10          23.61        1,039,735
   2003                                          --              --            9.00          37.83          936,560
   2002                                          --           (0.03)           6.53           7.78          739,880
   2001                                          --              --            6.08         (33.84)       1,010,428
   2000                                          --           (0.01)           9.19           0.71        1,285,033
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2005*                                     $(0.04)         $(0.93)         $12.23           7.49%      $  959,269
   2004                                       (0.22)          (1.14)          12.22           7.43          907,633
   2003                                       (0.05)          (0.38)          12.45          17.05          865,698
   2002                                          --              --           11.00           8.70          878,082
   2001                                          --              --           10.12           3.16        1,198,644
   2000                                          --           (0.18)           9.81          (9.58)       1,105,584
EMERGING MARKETS DEBT FUND
   CLASS A
   2005*                                     $(0.27)         $(0.90)         $ 0.51           6.20%      $  839,476
   2004                                       (1.13)          (1.79)          10.74          13.97          765,483
   2003                                          --           (0.76)          11.15          49.15          565,237
   2002                                       (0.18)          (1.17)           8.12           2.15          422,130
   2001                                          --           (0.89)           9.03           4.69          458,950
   2000                                          --           (0.77)           9.51          28.07          490,554

----------------------------------------------------------------------------------------------------
                                                            RATIO OF    RATIO OF NET
                                                            EXPENSES      INVESTMENT
                                           RATIO OF       TO AVERAGE          INCOME
                                           EXPENSES       NET ASSETS          (LOSS)      PORTFOLIO
                                         TO AVERAGE       (EXCLUDING      TO AVERAGE       TURNOVER
                                         NET ASSETS         WAIVERS)      NET ASSETS           RATE
----------------------------------------------------------------------------------------------------
NTERNATIONAL EQUITY FUND
  CLASS A
  2005*                                        1.24%           1.24%           0.55%            17%
  2004                                         1.26            1.26            1.06             44
  2003                                         1.28            1.32            1.12             87
  2002                                         1.28            1.29            0.51             70
  2001                                         1.28            1.29            0.36             91
  2000                                         1.29++          1.30            0.79             73
  CLASS I
  2005*                                        1.49%           1.49%           0.32%            17%
  2004                                         1.51            1.51            1.06             44
  2003                                         1.53            1.57            1.15             87
  2002(2)                                      1.53            1.54            0.61             70
MERGING MARKETS EQUITY FUND
  CLASS A
  2005*                                        1.95%           2.04%           0.02%            32%
  2004                                         1.95            2.12            0.84             88
  2003                                         1.95            2.14            0.71             69
  2002                                         1.95            2.14            0.08            109
  2001                                         1.95            2.13            0.54            126
  2000                                         1.96            2.12           (0.46)           110
NTERNATIONAL FIXED INCOME FUND
  CLASS A
  2005*                                        1.00%           1.03%           2.13%           116%
  2004                                         1.00            1.04            2.27            224
  2003                                         1.00            1.06            2.60            216
  2002                                         1.00            1.07            2.72            339
  2001                                         1.00            1.06            3.13            235
  2000                                         1.00            1.11            3.17            190
MERGING MARKETS DEBT FUND
  CLASS A
  2005*                                        1.35%           1.78%           6.37%            30%
  2004                                         1.35            1.79            5.91             77
  2003                                         1.35            1.80            7.98            127
  2002                                         1.35            1.79            8.80            140
  2001                                         1.35            1.78           10.06            196
  2000                                         1.35            1.80           10.67            227

* For the six month period ended March 31, 2005 (Unaudited). All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ The ratio of expenses to average net assets, excluding interest expense, is 1.28% for the year ended September 30, 2000.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) The International Equity Fund Class I shares were offered beginning January 4, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   31

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTES TO FINANCIAL STATEMENTS
March 31, 2005

1. ORGANIZATION

SEI Institutional International Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event') has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.


--------------------------------------------------------------------------------
32   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty to the repurchase agreement.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. For foreign debt obligations, the Funds do isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds do isolate the effect of fluctuations in foreign-currency rates when determining the gain or loss upon sale or maturity of foreign currency-denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign-currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the six month period ended March 31, 2005. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedule of Investments in the International Equity Fund and the International Fixed Income Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   33

--------------------------------------------------------------------------------

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount" which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. As a result of a recent FASB Emerging Issues Task Force consensus [and subsequent related SEC staff guidance], the Emerging Markets Debt Fund in 2004 reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. As of March 31, 2005, there were no swap agreements in the Emerging Markets Debt Fund.

CLASSES -- Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises. The International Fixed Income and Emerging Markets Debt Funds utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                        0.45%
Emerging Markets Equity Fund                     0.65%
International Fixed Income Fund                  0.60%
Emerging Markets Debt Fund                       0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation,


--------------------------------------------------------------------------------
34   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion. At March 31, 2005, the Administrator is currently not waiving its fee as indicated on the statement of operations.

-----------------------------------------------------------------------
          International     Emerging      International      Emerging
             Equity       Markets Equity  Fixed Income     Markets Debt
              Fund            Fund            Fund             Fund
-----------------------------------------------------------------------
Class A       1.28%           1.95%           1.00%           1.35%
Class I       1.53%             --              --              --

Extraordinary expenses are not included within this expense cap. Therefore, during the period expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 17, 2002 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund           0.505%
Emerging Markets Equity Fund        1.050%
International Fixed Income Fund     0.150%
Emerging Markets Debt Fund          0.850%

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Adviser as presented above.

SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

------------------------------------------------------------
                                                     Date of
Investment Sub-Adviser                             Agreement
------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Alliance Capital Management L.P.                    07/01/03
Capital Guardian Trust Company                      06/29/98
Fisher Investments, Inc.                            07/01/03
McKinley Capital Management, Inc.                   07/01/03
Morgan Stanley Investment Management Limited        12/10/03
EMERGING MARKETS EQUITY FUND
Alliance Capital Management L.P.                    06/26/02
Citigroup Asset Management Ltd.                     09/30/03
Emerging Markets Management, LLC                    03/11/03
Rexiter Capital Management Ltd.                     07/15/04
The Boston Company Asset
   Management, LLC                                  09/18/00
INTERNATIONAL FIXED INCOME FUND
Bridgewater Associates, Inc.                        01/05/05
Fischer Francis Trees and Watts, Inc.               12/17/02
EMERGING MARKETS DEBT FUND
Ashmore Investment Management                       03/17/03
Salomon Brothers Asset
   Management, Inc.                                 06/30/97

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

-------------------------------------------------------------------
                                    Shareholder     Administrative
                                   Servicing Fees   Servicing Fees
-------------------------------------------------------------------
International Equity Fund
   Class A                              .25%              --
   Class I                              .25%             .25%
Emerging Markets Equity Fund
   Class A                              .25%              --
International Fixed Income Fund
   Class A                              .25%              --
Emerging Markets Debt Fund
   Class A                              .25%              --

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six month period ended March 31, 2005, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Distributor as presented above.

For the six month period ended March 31, 2005, the Distributor retained 100% of both Shareholder Servicing fees less the waiver and Administration Servicing fees.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of SIMC or the Administrator. Compensation of affiliated Officers and Trustees is paid by the SIMC or the Administrator.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   35

--------------------------------------------------------------------------------

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturity of securities, other than short-term investments, during the fiscal six month period ended March 31, 2005, were as follows:

----------------------------------------------------------------
                                      Purchases            Sales
                                  ($ Thousands)    ($ Thousands)
----------------------------------------------------------------
International Equity Fund
    US Gov't                          $      --         $     --
    Other                               498,304          602,286
Emerging Markets Equity Fund
    US Gov't                          $      --         $     --
    Other                               345,553          447,566
International Fixed Income Fund
    US Gov't                          $ 110,767         $ 85,537
    Other                               810,025          789,933
Emerging Markets Debt Fund
    US Gov't                          $      --         $     --
    Other                               232,290          202,761

5. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of September 30, 2004, the tax character of dividends and distributions declared during the last two fiscal years were as follows:

---------------------------------------------------------------------------
                                                  Long-Term
                           Ordinary Income     Capital Gain         Totals
                              ($ Thousands)   ( $ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
International
   Equity Fund          2004       $23,821         $     --        $ 23,821
                        2003        10,409               --          10,409
Emerging Markets
   Equity Fund          2004         2,380               --           2,380
                        2003            --               --              --
International Fixed
   Income Fund          2004        76,253            4,645          80,898
                        2003        27,279               --          27,279
Emerging Markets
   Debt Fund            2004        68,148           28,155          96,303
                        2003        40,050               --          40,050

As of September 30, 2004, the components of Distributable Earnings/~(Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Post                                           Total
                      Undistributed   Undistributed         Capital         October                            Other  Distributable
                           Ordinary       Long-Term            Loss        Currency      Unrealized        Temporary      Earnings/
                             Income    Capital Gain   Carryforwards          Losses    Appreciation      Differences   (Accumulated
                      ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)        Losses)
-----------------------------------------------------------------------------------------------------------------------------------
International
    Equity Fund             $58,393         $    --       $(730,353)        $    --        $263,373         $(17,859)     $(426,446)
Emerging Markets
    Equity Fund               9,562              --        (127,540)         (2,076)        136,522           (1,429)        15,039
International Fixed
    Income Fund              48,449              --              --              --          51,852               --        100,301
Emerging Markets
    Debt Fund                38,062          11,198              --              --          64,543              (55)       113,748

Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                      Total Capital   Total Capital            Post
                                                                               Loss            Loss         October
                            Expires         Expires         Expires    Carryforward        Utilized        Currency
                               2012            2011            2010         9/30/04         9/30/04          Losses
                      ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------------------------------
International Equity
    Fund                    $24,586        $226,615        $479,151        $730,352        $     --          $   --

Emerging Markets
    Equity Fund                  --              --         127,540         127,540         214,474           2,076

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.


--------------------------------------------------------------------------------
36   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

The Federal tax cost, aggregate gross unrealized appreciation and depreciation at March 31, 2005 for each Fund is as follows:

------------------------------------------------------------------------------
                                       Aggregate      Aggregate
                                           Gross          Gross            Net
                          Federal     Unrealized     Unrealized     Unrealized
                         Tax Cost   Appreciation   Depreciation   Appreciation
                    ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------
International Equity
   Fund                $2,909,628       $621,016       $(52,054)      $568,962

Emerging Markets
   Equity Fund            884,317        232,944        (18,288)       214,656

International Fixed
   Income Fund            892,424         48,488         (8,118)        40,370

Emerging Markets
   Debt Fund              890,706         66,162         (3,479)        62,683

6. INVESTMENT RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2005, the total value of these securities represented approximately 8% of the net assets of the Emerging Markets Debt Fund.

Forward foreign currency contracts, future contracts, and swap agreement contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. LOAN PARTICIPATIONS AND BRADY BONDS

The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed- and floating-rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   37

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

8. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate notes, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

9. OTHER

On March 31, 2005, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

---------------------------------------------------------------------------
                                            Number of      % of Outstanding
                                         Shareholders                Shares
---------------------------------------------------------------------------
International Equity Fund, Class A                  1                 82.49%
International Equity Fund, Class I                  7                 67.95
Emerging Markets Equity Fund, Class A               1                 85.33
International Fixed Income Fund, Class A            1                 85.19
Emerging Markets Debt Fund, Class A                 1                 74.04

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


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38   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2005

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   9/30/04     3/31/05      RATIOS     PERIOD*
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                           $1,000.00   $1,144.70         1.24%  $   6.63
Class I                           $1,000.00   $1,142.30         1.49%  $   7.96

HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,018.75         1.24%  $   6.24
Class I                           $1,000.00   $1,017.50         1.49%  $   7.49
-------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                           $1,000.00   $1,187.20         1.95%  $  10.63

HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,015.21         1.95%  $   9.80
-------------------------------------------------------------------------------

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   9/30/04     3/31/05      RATIOS     PERIOD*
-------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                           $1,000.00   $1,074.90         1.00%  $   5.17

HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,019.95         1.00%  $   5.04
-------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                           $1,000.00   $1,062.00         1.35%  $   6.94

HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,018.20         1.35%  $   6.79
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   39

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2005

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE FUNDS' INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The SEI Institutional International Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage a portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The sub-advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the sub-advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the sub-advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the sub-advisers, including information about SIMC's and the sub-advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the sub-advisers.

Specifically, the Board requested and received written materials from SIMC and each sub-adviser regarding: (a) the quality of SIMC's and sub-advisers' investment management and other services; (b) SIMC's and sub-advisers' investment management personnel; (c) SIMC's and sub-advisers' operations and financial condition; (d) SIMC's and sub-advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating


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40   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2005

expenses compared with similar mutual funds; (g) the level of SIMC's and each sub-adviser's profitability from its Fund-related operations; (h) SIMC's and sub-advisers' compliance systems; (i) SIMC's and sub-advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and sub-advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the December 9, 2004 and March 9, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the sub-advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds;

  o each Fund's investment performance and how it compared to that of other comparable mutual funds;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  o the profitability of SIMC and the sub-advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the sub-advisers and their affiliates; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the sub-advisers to the Funds and the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the sub-advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the sub-advisers to the Funds and the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the sub-advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the sub-advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   41

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2005

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the sub-advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the sub-advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the sub-advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
42   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (Unaudited)

At a special meeting held on October 27, 2004, the shareholders of the SEI Institutional International Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:     To elect Trustees of the Trust

                                                  % OF
                          NUMBER OF            OUTSTANDING         % OF SHARES
                           SHARES                SHARES              PRESENT
                       ---------------        -------------        ------------
Rosemarie B. Greco

Affirmative            259,381,368.116           50.349%              98.949%
Withhold                 2,754,416.559             .535%               1.051%

TOTAL                  262,135,784.675           50.884%             100.000%

Nina Lesavoy

Affirmative            259,482,370.901           50.369%              98.988%
Withhold                 2,653,413.774             .515%               1.012%

TOTAL                  262,135,784.675           50.884%             100.000%

James M. Williams

Affirmative            259,565,852.619           50.385%              99.020%
Withhold                 2,569,932.056             .499%                .980%

TOTAL                  262,135,784.675           50.884%             100.000%

PROPOSAL 2:     To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

INTERNATIONAL EQUITY FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative            135,608,978.341           48.717%              96.007%
Against                    992,254.964             .356%                .702%
Abstain                  1,864,068.783             .670%               1.320%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative            135,418,258.371           48.648%              95.872%
Against                  1,140,413.673             .410%                .807%
Abstain                  1,906,630.044             .685%               1.350%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative            135,088,443.906           48.530%              95.638%
Against                  1,405,826.145             .505%                .995%
Abstain                  1,971,032.037             .708%               1.396%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   43

--------------------------------------------------------------------------------

                                                  % OF
                          NUMBER OF            OUTSTANDING         % OF SHARES
                           SHARES                SHARES              PRESENT
                       ---------------        -------------        ------------

4(d) Fundamental Policy Regarding Lending

Affirmative            135,043,211.952           48.513%              95.606%
Against                  1,456,619.885             .524%               1.031%
Abstain                  1,965,470.251             .706%               1.392%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            135,365,447.108           48.629%              95.834%
Against                  1,216,022.717             .437%                .861%
Abstain                  1,883,832.263             .677%               1.334%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative            135,142,395.084           48.549%              95.676%
Against                  1,378,639.556             .495%                .976%
Abstain                  1,944,267.448             .699%               1.377%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            135,298,730.160           48.605%              95.787%
Against                  1,211,545.116             .435%                .858%
Abstain                  1,955,026.812             .703%               1.384%
Broker Non-votes         2,784,326.000            1.000%               1.971%

TOTAL                  141,249,628.088           50.743%             100.000%

EMERGING MARKETS EQUITY FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative             47,280,221.514           50.516%              89.897%
Against                    448,202.001             .479%                .853%
Abstain                  3,964,181.757            4.236%               7.537%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             47,197,191.186           50.427%              89.740%
Against                    535,726.935             .573%               1.018%
Abstain                  3,959,687.151            4.231%               7.529%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%


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44   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

                                                  % OF
                          NUMBER OF            OUTSTANDING         % OF SHARES
                           SHARES                SHARES              PRESENT
                       ---------------        -------------        ------------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             47,087,945.170           50.311%              89.532%
Against                    639,784.700             .683%               1.216%
Abstain                  3,964,875.402            4.237%               7.539%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             47,062,000.670           50.283%              89.483%
Against                    647,170.226             .691%               1.230%
Abstain                  3,983,434.376            4.257%               7.575%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             47,130,506.197           50.356%              89.613%
Against                    601,092.424             .642%               1.143%
Abstain                  3,961,006.651            4.233%               7.531%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative             47,136,962.328           50.363%              89.625%
Against                    581,126.437             .621%               1.105%
Abstain                  3,974,516.507            4.247%               7.557%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             47,106,647.592           50.331%              89.567%
Against                    606,080.213             .647%               1.153%
Abstain                  3,979,877.467            4.253%               7.567%
Broker Non-votes           900,897.000             .963%               1.713%

TOTAL                   52,593,502.272           56.193%             100.000%

INTERNATIONAL FIXED INCOME FUND

4(b) Fundamental Policies Regarding Concentration

Affirmative             35,157,389.491           46.430%              88.671%
Against                  3,233,603.385            4.270%               8.156%
Abstain                    435,339.000             .575%               1.098%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   45

--------------------------------------------------------------------------------

                                                  % OF
                          NUMBER OF            OUTSTANDING         % OF SHARES
                           SHARES                SHARES              PRESENT
                       ---------------        -------------        ------------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             35,044,103.491           46.280%              88.386%
Against                  3,312,443.385            4.375%               8.354%
Abstain                    469,785.000             .620%               1.185%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             35,024,397.491           46.254%              88.336%
Against                  3,336,604.385            4.407%               8.415%
Abstain                    465,330.000             .614%               1.174%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             35,119,826.491           46.380%              88.577%
Against                  3,251,421.385            4.294%               8.200%
Abstain                    455,084.000             .601%               1.148%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             35,166,546.491           46.442%              88.694%
Against                  3,209,616.385            4.239%               8.095%
Abstain                    450,169.000             .594%               1.135%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             35,191,028.491           46.474%              88.756%
Against                  3,192,632.385            4.216%               8.052%
Abstain                    442,671.000             .585%               1.117%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             35,094,866.491           46.347%              88.514%
Against                  3,264,870.385            4.312%               8.234%
Abstain                    466,595.000             .616%               1.177%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%


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46   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------

                                                  % OF
                          NUMBER OF            OUTSTANDING         % OF SHARES
                           SHARES                SHARES              PRESENT
                       ---------------        -------------        ------------

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative             35,166,566.491           46.442%              88.694%
Against                  3,254,937.385            4.298%               8.210%
Abstain                    404,828.000             .535%               1.020%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             35,176,464.491           46.455%              88.719%
Against                  3,233,984.385            4.271%               8.157%
Abstain                    415,883.000             .549%               1.048%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             34,537,476.491           45.611%              87.108%
Against                  3,863,987.385            5.103%               9.745%
Abstain                    424,868.000             .561%               1.072%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             35,125,753.491           46.388%              88.591%
Against                  3,285,313.385            4.339%               8.286%
Abstain                    415,265.000             .548%               1.047%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             35,250,487.491           46.553%              88.906%
Against                  3,162,257.385            4.176%               7.976%
Abstain                    413,587.000             .546%               1.043%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative             35,090,779.491           46.342%              88.503%
Against                  3,269,511.385            4.318%               8.246%
Abstain                    466,041.000             .615%               1.176%
Broker Non-votes           822,803.000            1.087%               2.075%

TOTAL                   39,649,134.876           52.362%             100.000%


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2005   47

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SHAREHOLDER VOTING RESULTS (Unaudited) (Concluded)

                                                  % OF
                          NUMBER OF            OUTSTANDING         % OF SHARES
                           SHARES                SHARES              PRESENT
                       ---------------        -------------        ------------

EMERGING MARKETS DEBT FUND

4(b) Fundamental Policies Regarding Concentration

Affirmative             37,834,067.936           56.060%              96.653%
Against                    637,471.604             .944%               1.628%
Abstain                    270,771.826             .402%                .692%
Broker Non-votes           402,078.000             .596%               1.027%

TOTAL                   39,144,389.366           58.001%             100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             37,797,026.989           56.005%              96.558%
Against                    681,070.855            1.009%               1.740%
Abstain                    264,213.522             .392%                .675%
Broker Non-votes           402,078.000             .596%               1.027%

TOTAL                   39,144,389.366           58.001%             100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             37,783,870.468           55.985%              96.524%
Against                    685,623.241            1.016%               1.752%
Abstain                    272,817.657             .405%                .696%
Broker Non-votes           402,078.000             .596%               1.027%

TOTAL                   39,144,389.366           58.001%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             37,812,861.626           56.028%              96.598%
Against                    662,915.732             .983%               1.694%
Abstain                    266,534.008             .395%                .680%
Broker Non-votes           402,078.000             .596%               1.027%

TOTAL                   39,144,389.366           58.001%             100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             38,065,873.919           56.403%              97.245%
Against                    402,659.726             .597%               1.028%
Abstain                    273,777.721             .406%                .700%
Broker Non-votes           402,078.000             .596%               1.027%

TOTAL                   39,144,389.366           58.001%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             37,816,164.725           56.033%              96.607%
Against                    667,071.914             .989%               1.704%
Abstain                    259,074.727             .384%                .662%
Broker Non-votes           402,078.000             .596%               1.027%

TOTAL                   39,144,389.366           58.001%             100.000%


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48   SEI Institutional International Trust / Semi-Annual Report / March 31, 2005

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Notes

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Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2005

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]


SEI INVESTMENTS


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-031 (3/05)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on
June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, ummarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


-------------------------------------------------------------------------------


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              SEI Institutional International Trust

By (Signature and Title)*                 /s/ Edward D. Loughlin
                                          ----------------------
                                          Edward D. Loughlin
                                          Chief Executive Officer

Date:  May 24, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Edward D. Loughlin
                                          ----------------------
                                          Edward D. Loughlin
                                          Chief Executive Officer

Date:  May 24, 2005

By (Signature and Title)*                 /s/ Peter (Pedro) A. Rodriquez
                                          ------------------------------
                                          Peter (Pedro) A. Rodriguez
                                          Chief Financial Officer

Date:  May 24, 2005

*   Print the name and title of each signing officer under his or her signature.